UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities (MSCI
Europe, Australasia, Far
East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investment Objective
BlackRock Global Long/Short Credit Fund’s (the “Fund”) investment objective is to seek absolute total returns over a complete market cycle.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2023, the Fund underperformed its benchmark, the ICE BofA 3-month U.S. Treasury Bill Index. The Fund is not managed specifically to a benchmark due to the nature of its strategy, so the index return listed above is for reference purposes only.
What factors influenced performance?
The Fund’s U.S. and European Traditional strategies and European Absolute Return strategies were the leading positive drivers of performance. U.S. Absolute Return strategies and European and U.S. risk-management strategies were the largest detractors.
The Fund used derivatives, including currency forward contracts, futures and swaps, in order to manage its positioning in an efficient manner. The use of derivatives detracted from performance.
The Fund held an elevated cash weighting at the end of the period to meet liquidity needs and maintain a defensive positioning. The cash position did not have a material impact on performance.
Describe recent portfolio activity.
The Fund’s investment adviser kept the Fund’s duration near zero for the majority of the reporting period. (Duration is a measure of interest rate sensitivity.) The Fund closed the period with its duration at 0.7 years to help mitigate the impact of rising rates. The investment adviser shifted to a more defensive stance from a credit risk perspective by reducing both the long and short positions in the portfolio, thereby decreasing the Fund’s gross exposure. At a time in which traditional correlations broke down, long-short strategies became less effective. The Fund also held an elevated cash position and moved up in credit quality. The investment adviser used periods of market strength to reduce the Fund’s allocations to high yield bonds and term loans, and redeployed the proceeds into short-dated investment-grade corporate bonds that offered the combination of attractive yields and minimal volatility. The investment adviser also sought to reduce risk in Europe through a higher-quality bias believing there would be more attractive entry points in European corporate bonds in the coming months as the region enters a period of sluggish growth and tighter financial conditions.
Describe portfolio positioning at period end.
The Fund held an allocation to high yield bonds, investment-grade corporate bonds and term loans across the United States and Europe. The Fund was positioned in a relatively defensive fashion with a high-quality bias, a higher-than-normal allocation to cash, and a reduced gross exposure. This positioning reflected the investment adviser’s belief that yield spreads in many areas were not adequately pricing in the potential for slowing economic growth.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A — Not Applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.59% 5.59% 0.42% (5.40)% N/A 1.07% N/A 1.62% N/A
Investor A ............... 5.15 5.09 0.42 (5.60) (9.38)% 0.82 0.00% 1.35 0.94%
Investor C ............... 4.63 4.56 (0.02) (6.28) (7.16) 0.05 0.05 0.76 0.76
Class K ................ 5.67 5.67 0.41 (5.41) N/A 1.13 N/A 1.67 N/A
ICE BofA 3-Month U.S.
Treasury Bill Index
(c)
....... — — 1.58 1.79 N/A 1.30 N/A 0.80 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed-income markets. Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/
Short Credit Fund (the “Predecessor Fund”), a series of BlackRock Funds
SM
, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On March 1, 2021, the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the
“Index” ). Historical index data prior to March 1, 2021 is for the 3pm pricing variant of the lndex . Index data on and after March 1, 2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of January 31, 2023 (continued)

Fund Summary
BlackRock Global Long/Short Credit Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(08/01/22)
Ending
Account
Value
(01/31/23)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(08/01/22)
Ending
Account
Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 1,004.20 $ 7.22 $ 5.8 1 $ 1,000.00 $ 1,018.00 $ 7.27 $ 1,019. 41 $ 5. 85 1.43% 1.1 5%
Investor A ..... 1,000.00 1,004.20 8.49 7.07 1,000.00 1,016.74 8.54 1,018.15 7.12 1.68 1.40
Investor C ..... 1,000.00 999.80 12.25 10.84 1,000.00 1,012.96 12.33 1,014.37 10.92 2.43 2.15
Class K ...... 1,000.00 1,004.10 6.82 5.4 1 1,000.00 1,018.40 6.87 1,019. 81 5. 4 5 1.35 1.0 7
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 49.6% 2.6% 52.2%
United Kingdom .......................... 11.9 0.2 12.1
France ................................ 5.1 — 5.1
Germany .............................. 4.4 0.2 4.6
Ireland ................................ 3.8 — 3.8
Cayman Islands .......................... 3.6 — 3.6
Luxembourg ............................ 3.3 — 3.3
Spain ................................. 2.1 — 2.1
Netherlands ............................ 1.8 — 1.8
Italy .................................. 1.5 0.2 1.7
Sweden ............................... 1.2 0.1 1.3
Other
(b)
................................ 8.1 0.3 8.4
Total ................................. 96.4% 3.6% 100.0%
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(d)
AAA/ Aaa
(e)
...................................... 6.3%
AA/Aa ......................................... 1.0
A ............................................ 4.5
BBB/Baa ....................................... 22.8
BB/Ba ......................................... 21.9
B ............................................ 23.8
CCC/ Caa ....................................... 3.4
CC/Ca ........................................ 0.4
NR ........................................... 15.9
(a)
Total investments include the gross market values of long and short positions and exclude Short-Term Securities, Options Purchased and Options Written.
(b)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
Excludes short-term securities, options purchased, options written and borrowed bonds and investments sold short.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report to Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s
Class K Shares would be substantially similar to I nstitutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 3.5%
(a)(b)
ACAS CLO Ltd., Series 2015-1A,
Class AR3, (LIBOR USD 3 Month +
0.89%), 5.68%, 10/18/28 ....... USD 863 $ 849,957
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month +
0.95%), 5.74%, 10/16/30 ....... 491 485,129
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (LIBOR USD 3 Month +
0.95%), 5.76%, 10/20/30 ....... 250 247,058
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (LIBOR USD 3 Month +
0.93%), 5.72%, 07/17/30 ....... 500 496,090
Bain Capital Credit CLO Ltd., Series
2018-1A, Class A1, (LIBOR USD 3
Month + 0.96%), 5.78%, 04/23/31 1,000 989,304
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1R2,
(LIBOR USD 3 Month + 0.87%),
5.66%, 07/15/29 ............ 533 525,794
BlueMountain CLO Ltd., Series 2013-
2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 6.00%, 10/22/30 1,923 1,906,500
Carlyle Global Market Strategies CLO
Ltd., Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
5.76%, 04/17/31 ............ 1,246 1,221,708
Carlyle US CLO Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.02%), 5.83%, 04/20/31 ....... 750 738,183
Cedar Funding IX CLO Ltd., Series
2018-9A, Class A1, (LIBOR USD 3
Month + 0.98%), 5.79%, 04/20/31 1,000 991,042
Cedar Funding VII CLO Ltd., Series
2018-7A, Class A1, (LIBOR USD 3
Month + 1.00%), 5.81%, 01/20/31 1,000 993,072
CIFC Funding Ltd.
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 5.87%,
04/24/30 ............... 933 926,612
Series 2015-3A, Class AR, (LIBOR
USD 3 Month + 0.87%), 5.67%,
04/19/29 ............... 218 216,134
Series 2017-1A, Class AR, (LIBOR
USD 3 Month + 1.01%), 5.83%,
04/23/29 ............... 1,690 1,679,550
Series 2017-2A, Class AR, (LIBOR
USD 3 Month + 0.95%), 5.76%,
04/20/30 ............... 491 486,939
Series 2017-4A, Class A1R, (LIBOR
USD 3 Month + 0.95%), 5.77%,
10/24/30 ............... 484 480,461
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.04%), 5.85%,
04/20/31 ............... 1,000 992,149
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (LIBOR USD 3
Month + 0.82%), 5.43%, 11/15/28 . 841 834,314
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (LIBOR USD
3 Month + 1.02%), 5.81%, 04/15/29 1,277 1,272,623
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
5.81%, 08/15/30 ............ 954 950,427
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (LIBOR USD 3
Month + 1.10%), 5.89%, 07/15/31 USD 1,500 $ 1,476,404
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (LIBOR USD 3
Month + 0.87%), 5.69%, 04/24/29 662 655,930
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 5.66%, 05/16/31 ..... 1,000 987,053
Generate CLO 2 Ltd., Series 2A, Class
AR, (LIBOR USD 3 Month + 1.15%),
5.97%, 01/22/31 ............ 3,000 2,968,803
Madison Park Funding XLI Ltd., Series
12A, Class AR, (LIBOR USD 3
Month + 0.83%), 5.65%, 04/22/27 1,473 1,457,407
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR USD
3 Month + 0.94%), 5.76%, 10/21/30 498 494,048
Madison Park Funding XXIII Ltd., Series
2017-23A, Class AR, (LIBOR USD 3
Month + 0.97%), 5.78%, 07/27/31 500 496,585
Madison Park Funding XXV Ltd., Series
2017-25A, Class A1R, (LIBOR USD
3 Month + 0.97%), 5.79%, 04/25/29 981 973,915
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 6.00%,
07/29/30 ................. 1,992 1,978,651
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (LIBOR USD
3 Month + 0.92%), 5.71%, 10/15/29 500 495,407
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
5.85%, 04/22/29 ............ 734 729,554
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(LIBOR USD 3 Month + 0.92%),
5.71%, 10/18/30 ............ 250 247,846
OCP CLO Ltd.
Series 2017-13A, Class A1AR,
(LIBOR USD 3 Month + 0.96%),
5.75%, 07/15/30 .......... 1,000 988,010
Series 2019-17A, Class A1R,
(LIBOR USD 3 Month + 1.04%),
5.85%, 07/20/32 .......... 500 494,400
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 0.95%), 5.74%,
07/15/29 ................. 240 238,102
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(LIBOR USD 3 Month + 0.95%),
5.74%, 07/15/29 ............ 958 951,454
Octagon Investment Partners XV
Ltd., Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 0.97%),
5.77%, 07/19/30 ............ 968 961,303
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.02%), 5.81%,
07/17/30 ................. 1,000 990,365
OZLM VII Ltd., Series 2014-7RA,
Class A1R, (LIBOR USD 3 Month +
1.01%), 5.80%, 07/17/29 ....... 1,865 1,845,594

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Palmer Square Loan Funding Ltd.
Series 2020-1A, Class A1, (LIBOR
USD 3 Month + 0.80%), 5.48%,
02/20/28 ............... USD 137 $ 136,564
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 0.90%), 5.71%,
04/20/29 ............... 134 132,620
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 5.84%, 04/20/31 ....... 1,979 1,955,832
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (LIBOR USD 3
Month + 1.08%), 5.87%, 01/17/32 500 494,918
39,433,811
Ireland — 3.3%
(b)(c)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 6.94%, 07/15/35 ....... EUR 1,695 1,721,019
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3
Month + 6.45%), 8.79%, 04/15/34 1,300 1,238,110
Anchorage Capital Europe CLO DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.71%), 8.16%, 04/25/34 700 653,297
Aqueduct European CLO 2 DAC,
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 6.69%, 10/15/30 919 866,428
Aqueduct European CLO DAC, Series
2022-7X, Class A, (EURIBOR 3
Month + 2.05%), 0.00%, 03/15/36 2,002 2,176,474
Aurium CLO DAC, Series 4X, Class
AR, (EURIBOR 3 Month + 0.73%),
3.07%, 01/16/31 ............ 899 958,705
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
8.21%, 06/22/34 ............ 700 654,749
Avoca CLO XIV DAC
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 6.98%, 01/12/31 1,970 1,815,546
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 8.63%, 01/12/31 2,200 1,797,439
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 643,973
Avoca CLO XV DAC
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 6.42%, 04/15/31 1,765 1,578,583
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 8.13%, 04/15/31 3,425 2,704,099
BBAM European CLO I DAC, Series
1X, Class ER, (EURIBOR 3 Month +
5.91%), 8.36%, 07/22/34 ....... 700 654,791
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 7.75%, 04/15/34 ....... 700 633,140
Bridgepoint CLO DAC, Series 4X, Class
A, (EURIBOR 3 Month + 2.20%),
5.08%, 01/20/37 ............ 4,000 4,378,807
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 8.25%, 01/15/34 ....... 700 660,112
CIFC European Funding CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.61%), 7.90%, 01/15/34 600 550,585
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO VI DAC, Series 6X, Class
AR, (EURIBOR 3 Month + 0.79%),
3.08%, 04/15/34 ............ EUR 4,400 $ 4,643,277
CVC Cordatus Loan Fund XX DAC,
Series 20X, Class E, (EURIBOR 3
Month + 5.61%), 7.69%, 06/22/34 369 336,964
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (EURIBOR 3
Month + 3.15%), 5.20%, 12/15/34 400 390,573
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 10.36%, 07/15/32 ...... 852 789,410
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
7.85%, 04/17/34 ............ 438 399,502
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.98%, 05/15/34 280 257,537
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
8.45%, 07/22/34 ............ 700 655,789
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
8.26%, 03/15/34 ............ 597 560,834
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 8.69%, 01/15/32 ....... 1,000 829,329
Sound Point Euro CLO Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 8.29%, 07/25/35 700 648,433
Tikehau CLO DAC, Series 7X, Class
A, (EURIBOR 3 Month + 2.00%),
3.61%, 10/20/35 ............ 4,500 4,909,725
38,107,230
United Kingdom — 0.3%
Greene King Finance plc, Series
B1, (Sterling Overnight Index
Average + 1.92%), 5.36%,
12/15/34
(b)
................ GBP 1,518 1,403,600
Unique Pub Finance Co. plc (The)
(c)(d)
Series M, 7.39%, 03/28/24 ..... 266 324,549
Series N, 6.46%, 03/30/32 ..... 1,575 2,001,507
3,729,656
United States — 0.1%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 0.95%),
5.60%, 08/14/30 ............ USD 247 244,920
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month +
0.98%), 5.59%, 05/15/30 ....... 457 454,576
699,496
Total Asset-Backed Securities — 7.2%
(Cost: $88,119,294) .............................. 81,970,193

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Canada — 0.0%
CTC LLP
(e)(f)
................. 1,318,669 $ 401,405
Japan — 0.0%
New Topco Stapled
(e)(f)(g)
......... 59,465 1
Netherlands — 0.2%
Climate Transition Capital Acquisition I
BV
(e)
.................... 189,265 2,026,730
United Kingdom — 0.3%
(e)
Genius Sports Ltd. ............. 82,175 451,141
Hedosophia European Growth ..... 255,490 2,749,784
NEW Look Retailers
(f)
........... 2,879,698 35
3,200,960
United States — 0.9%
Ascent Resources Marcellus Holdings
LLC
(e)
.................... 86,655 170,624
Astra Space, Inc., Class A
(e)
....... 45,693 29,052
Caesars Entertainment, Inc.
(e)
..... 2,154 112,137
California Resources Corp. ....... 7,273 310,775
Chesapeake Energy Corp. ....... 5,454 472,971
Crown PropTech Acquisitions
(e)
..... 29,076 296,285
Crown PropTech Acquisitions
(e)(f)
.... 11,148 —
DiamondRock Hospitality Co. ...... 36,679 353,219
Element Solutions, Inc. .......... 11,439 234,271
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(e)(f)(h)
............ 15,345 1,168,829
Forestar Group, Inc.
(e)
........... 4,202 62,526
Green Plains, Inc.
(e)
............ 12,991 451,697
Halliburton Co. ............... 10,259 422,876
Informatica, Inc., Class A
(e)(i)
....... 66,258 1,179,392
KINS Technology Group, Inc.
(e)(f)
.... 33,889 33,211
Latch, Inc.
(e)
................. 31,344 28,821
Lions Gate Entertainment Corp., Class
A
(e)
..................... 120,365 959,309
Marathon Petroleum Corp. ....... 1,619 208,074
Mr Cooper Group, Inc.
(e)
......... 4,382 201,528
New Look Builders, Inc., Class A
(e)(f)
. 11,518,792 115
Offerpad Solutions, Inc.
(e)
........ 44,958 41,249
Park Hotels & Resorts, Inc. ....... 17,305 254,557
Phillips 66 ................... 3,544 355,357
Planet Labs PBC, Class A
(e)
....... 33,200 164,340
Playstudios, Inc.
(e)
............. 50,453 233,093
Proof Acquisition Corp. I
(e)(f)
....... 6,703 7,574
Rocket Lab USA, Inc., Class A
(e)
.... 27,089 134,632
Sarcos Technology & Robotics
(e)
.... 210,002 126,001
Sarcos Technology & Robotics Corp.
(e)
5,273 3,058
Sarcos Technology & Robotics Corp.
(e)
19,370 11,622
Service Properties Trust ......... 27,352 243,706
Sonder Holdings, Inc.
(e)
.......... 47,852 64,122
Sunstone Hotel Investors, Inc. ..... 15,788 173,510
Symbotic Corp., Class A
(e)
........ 132,176 1,788,341
TPB Acquisition Corp. I, Class A
(e)
... 17,186 174,266
Xenia Hotels & Resorts, Inc. ...... 20,223 301,323
10,772,463
Total Common Stocks — 1.4%
(Cost: $31,076,911) .............................. 16,401,559
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Argentina — 0.0%
Genneia SA, 8.75%
,
09/02/27
(a)
.... USD 176 $ 170,060
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.,
6.13%
,
04/15/32
(a)
........... 553 539,175
Austria — 0.7%
(c)
ams-OSRAM AG
(j)
0.00%, 03/05/25
(k)
........... EUR 4,200 3,748,482
2.13%, 11/03/27 ............ 2,200 1,802,408
OMV AG, 0.75%
,
12/04/23 ....... 912 971,730
Raiffeisen Bank International AG,
(EURIBOR 3 Month + 1.95%),
4.75%
,
01/26/27
(b)
........... 800 866,144
7,388,764
Brazil — 0.1%
Azul Investments LLP, 7.25%
,
06/15/26
(a)
................ USD 200 120,538
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 139 71,611
8.00%, 06/30/26 ............ 200 136,850
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 193 168,553
Oi SA
10.00%, (10.00% Cash or 4.00%
PIK), 07/27/25
(l)
........... 165 16,582
Suzano Austria GmbH
3.75%, 01/15/31 ............ 150 127,958
Series DM3N, 3.13%, 01/15/32 .. 120 95,400
737,492
Canada — 0.7%
(a)
Bombardier, Inc.
7.13%, 06/15/26 ............ 3,000 2,992,830
7.50%, 02/01/29 ............ 1,008 1,007,022
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 91,327
Garda World Security Corp., 7.75%
,
02/15/28 ................. 48 48,660
Mattamy Group Corp.
5.25%, 12/15/27 ............ 52 47,580
4.63%, 03/01/30 ............ 379 319,645
Open Text Corp., 6.90%
,
12/01/27 .. 3,000 3,071,250
7,578,314
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
,
(c)(m)
.... 191 246
Chile — 0.0%
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 229 212,684
4.70%, 01/22/28 ............ 200 151,000
363,684
China — 0.8%
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(c)(e)(j)(n)
... EUR 8,600 8,385,857
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/23
(c)(e)(n)
........ USD 200 34,500
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(c)(e)(n)
.............. 200 11,250
NXP BV, 3.25%
,
11/30/51 ........ 91 61,611
Pearl Holding III Ltd., 9.00%
,
10/22/25
(c)
152 52,762

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
China (continued)
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)(e)(n)
.............. USD 200 $ 4,000
8,549,980
Colombia — 0.1%
Avianca Midco 2 plc, 9.00%
,
12/01/28
(a)
116 87,366
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 177,413
Grupo Aval Ltd., 4.38%
,
02/04/30
(a)
.. 400 329,480
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 228,300
822,559
Cyprus — 0.1%
Bank of Cyprus PCL
(EUR Swap Annual 1 Year +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,011,602
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 197,375
France — 4.2%
Air France-KLM
(c)
(EURIBOR ICE Swap Rate 3 Year +
13.00%), 6.50%
(b)(j)(m)
....... EUR 600 758,701
0.13%, 03/25/26
(j)
........... 3,835 688,701
7.25%, 05/31/26 ............ 1,300 1,419,655
Altice France SA
(c)
2.50%, 01/15/25 ............ 2,700 2,733,233
2.13%, 02/15/25 ............ 2,300 2,304,060
Atos SE
(c)
0.00%, 11/06/24
(j)(k)
.......... 2,500 2,359,387
1.75%, 05/07/25 ............ 100 95,398
BNP Paribas SA
(b)
(LIBOR USD 6 Month + 0.08%),
4.24%
(m)
................ USD 740 569,800
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.45%), 5.13%, 01/13/29
(a)
... 2,900 2,924,184
(EUR Swap Annual 5 Year +
4.65%), 6.88%
(c)(m)
......... EUR 2,800 3,040,215
Series TMO, (BFRTMO - 0.25%),
0.84%
(m)
................ 1,503 1,202,705
Casino Guichard Perrachon SA
(b)(m)
(EURIBOR ICE Swap Rate 10
Year  + 1.00%), 3.64% ...... 7,464 1,266,347
(EURIBOR ICE Swap Rate 5 Year +
3.82%), 3.99%
(c)
.......... 7,500 1,508,421
Credit Agricole SA
(c)
(EUR Swap Annual 5 Year +
4.44%), 7.25%
(b)(m)
......... 800 898,942
4.88%, 10/23/29 ............ GBP 1,400 1,734,306
Emeria SASU, 7.75%
,
03/31/28 .... EUR 850 924,078
Goldstory SASU, 5.38%
,
03/01/26
(c)
. 3,812 3,854,121
Iliad SA, 5.38%
,
06/14/27
(c)
....... 2,200 2,391,730
Korian SA
(c)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(m)
............... GBP 1,300 1,224,467
(EURIBOR 6 Month + 9.00%),
1.88%
(b)(j)(m)
.............. EUR 3,032 922,351
0.88%, 03/06/27
(j)
........... 3,602 1,648,289
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 2,015 1,922,258
5.13%, 05/15/25 ............ 1,000 726,216
Security
Par (000)
Par (000) Value
France (continued)
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(b)(c)
EUR 4,700 $ 4,694,960
Sabena Technics SAS (Acquired
10/28/22, cost $335,306), (3M
EURIBOR + 5.00%), 6.58%
,
09/30/29
(b)(f)(h)
.............. 342 371,805
Societe Generale SA
(b)(m)
(USD Swap Semi 5 Year + 4.30%),
7.38%
(a)
................ USD 2,430 2,416,902
(EUR Swap Annual 5 Year +
5.23%), 7.88%
(c)
.......... EUR 800 900,160
Tereos Finance Groupe I SA
(c)
4.13%, 06/16/23 ............ 800 869,233
7.25%, 04/15/28 ............ 675 732,872
Verallia SA, 1.88%
,
11/10/31
(c)
..... 1,200 1,042,751
48,146,248
Germany — 4.1%
ADLER Group SA
(c)
730.00%, 11/23/23
(d)(e)(j)(n)
...... 800 591,410
2.75%, 11/13/26
(e)(n)
.......... 700 311,708
2.25%, 04/27/27
(e)(n)
.......... 1,900 815,823
2.25%, 01/14/29 ............ 2,000 822,972
ADLER Real Estate AG
(c)
1.88%, 04/27/23 ............ 300 307,881
2.13%, 02/06/24 ............ 747 730,394
3.00%, 04/27/26 ............ 700 562,017
AGPS BondCo plc, 3.25%
,
08/05/25
(c)(e)
(n)
...................... 3,500 1,593,392
Aroundtown SA
(c)
(GBP Swap 5 Year + 4.38%),
4.75%
(b)(m)
............... GBP 2,097 1,202,805
2.00%, 11/02/26 ............ EUR 1,000 894,181
0.38%, 04/15/27 ............ 3,000 2,405,213
1.45%, 07/09/28 ............ 3,200 2,452,228
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(c)(m)
..... USD 3,250 1,569,750
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 7.08%
(b)(c)(m)
EUR 1,200 691,428
Cheplapharm Arzneimittel GmbH,
3.50%
,
02/11/27
(c)
........... 1,527 1,493,240
Commerzbank AG, (EURIBOR 3 Month
+ 2.40%), 5.13%
,
01/18/30
(b)(c)
... 1,400 1,548,517
Deutsche Bank AG
(b)(c)
(EURIBOR ICE Swap Rate 5 Year +
6.94%), 10.00%
(m)
......... 1,200 1,395,901
(EURIBOR ICE Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32 .... 8,300 8,329,522
Fresenius SE & Co. KGaA, 4.00%
,
02/01/24
(c)
................ 881 960,700
Gruenenthal GmbH, 4.13%
,
05/15/28
(c)
2,848 2,813,953
HT Troplast GmbH, 9.25%
,
07/15/25
(c)
1,536 1,611,417
Nidda Healthcare Holding GmbH,
7.50%
,
08/21/26
(c)
........... 1,925 2,038,143
Rheinmetall AG, 2.25%
,
02/07/30 ... 1,600 1,739,440
Sudzucker International Finance BV,
1.25%
,
11/29/23
(c)
........... 135 144,294
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... 636 658,095
Tele Columbus AG, 3.88%
,
05/02/25
(c)
5,303 4,609,358
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 440 407,251
Vantage Towers AG
(c)
0.00%, 03/31/25 ............ EUR 1,300 1,353,061
0.38%, 03/31/27 ............ 400 406,432

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Germany (continued)
0.75%, 03/31/30 ............ EUR 1,000 $ 1,001,754
ZF Finance GmbH, 5.75%
,
08/03/26
(c)
1,600 1,748,137
47,210,417
Ghana — 0.3%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 4,524 3,879,330
India — 0.2%
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
191 169,751
Natural Foods, 0.00%
,
10/13/29
(b)
... EUR 993 1,060,968
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
.......... USD 200 176,913
8.95%, 03/11/25
(a)
........... 240 187,800
1,595,432
Indonesia — 0.1%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 239 231,856
JGC Ventures Pte. Ltd.
(l)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 ............... 19 3,903
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(n)
............ 597 231,162
466,921
Ireland — 0.0%
Bank of Ireland Group plc, (EUR Swap
Annual 1 Year + 2.05%), 4.88%
,
07/16/28
(b)(c)
............... EUR 300 331,119
Israel — 0.2%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(c)
...................... USD 88 88,053
Teva Pharmaceutical Finance
Netherlands II BV, 3.75%
,
05/09/27 EUR 2,200 2,154,500
2,242,553
Italy — 1.4%
(c)
Atlantia SpA, 1.63%
,
02/03/25 ..... 1,600 1,631,153
Banco BPM SpA, (EUR Swap Annual 5
Year + 3.17%), 2.88%
,
06/29/31
(b)
2,455 2,288,627
Enel SpA, (EUR Swap Annual 5 Year +
3.49%), 6.38%
(b)(m)
........... 1,000 1,109,015
FCA Bank SpA, 0.13%
,
11/16/23 ... 927 981,001
Intesa Sanpaolo SpA, 5.15%
,
06/10/30 GBP 253 265,516
Lottomatica SpA, 5.13%
,
07/15/25 .. EUR 3,199 3,360,104
Nexi SpA, 0.00%
,
02/24/28
(j)(k)
..... 3,500 2,840,212
Rekeep SpA, 7.25%
,
02/01/26 ..... 1,119 1,034,043
Telecom Italia SpA
6.88%, 02/15/28 ............ 400 434,860
1.63%, 01/18/29 ............ 1,103 907,427
UniCredit SpA, (EURIBOR 3 Month +
1.90%), 4.80%
,
01/17/29
(b)
..... 1,250 1,367,586
16,219,544
Japan — 0.6%
Rakuten Group, Inc., 10.25%
,
11/30/24
(a)
................ USD 200 202,494
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(m)
............... 900 881,730
2.13%, 07/06/24 ............ EUR 5,062 5,221,117
6,305,341
Security
Par (000)
Par (000) Value
Kuwait — 0.0%
Equate Petrochemical BV, 4.25%
,
11/03/26
(c)
................. USD 200 $ 195,220
Luxembourg — 2.1%
Altice Financing SA
(c)
2.25%, 01/15/25 ............ EUR 3,400 3,450,624
3.00%, 01/15/28 ............ 5,929 5,166,883
Codere New Holdco SA
7.50%, 11/30/27 ............ 1,711 481,412
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 1,986 1,929,069
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 5,132 4,240,233
7.75%, 11/01/25 ............ GBP 700 653,719
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ EUR 2,750 1,693,644
Monitchem HoldCo 3 SA, (EURIBOR 3
Month + 5.25%), 7.30%
,
03/15/25
(b)(c)
179 188,518
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(c)
................ 2,410 2,361,303
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 3,700 3,378,862
3.50%, 11/01/25 ............ 800 700,125
24,244,392
Mexico — 0.1%
Banco Mercantil del Norte SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%),
5.88%
(a)(b)(m)
................ USD 200 184,413
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 200 147,120
FEL Energy VI SARL, 5.75%
,
12/01/40
(c)
................ 185 160,224
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 200 103,823
595,580
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 238 221,757
Netherlands — 1.0%
ABN AMRO Bank NV, 4.00%
,
01/16/28
(c)
................ EUR 900 981,224
Summer BidCo BV
(c)(l)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 692 547,579
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,216 976,776
Trivium Packaging Finance BV, 5.50%
,
08/15/26
(a)(d)
............... USD 200 191,988
United Group BV
(c)
4.88%, 07/01/24 ............ EUR 1,200 1,259,024
4.63%, 08/15/28 ............ 190 167,271
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 7,301 6,230,766
Ziggo BV, 2.88%
,
01/15/30
(c)
...... 1,710 1,519,754
11,874,382
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(a)
. USD 200 163,713
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(a)
200 196,850

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Portugal — 0.6%
(c)
Banco Espirito Santo SA
(e)(n)
2.63%, 05/08/17 ............ EUR 6,100 $ 795,794
4.75%, 01/15/18 ............ 19,300 2,517,839
4.00%, 01/21/19 ............ 22,800 2,974,442
EDP - Energias de Portugal SA, (EUR
Swap Annual 5 Year + 3.18%),
5.94%
,
04/23/83
(b)
........... 300 325,542
6,613,617
Romania — 0.5%
RCS & RDS SA, 2.50%
,
02/05/25
(c)
.. 5,900 5,972,408
Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ USD 405 383,940
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... 200 183,480
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 192,000
Stillwater Mining Co., 4.00%
,
11/16/26
(c)
200 185,000
377,000
South Korea — 0.8%
SK Hynix, Inc.
(a)
6.38%, 01/17/28 ............ 4,620 4,685,950
6.50%, 01/17/33 ............ 4,770 4,819,656
9,505,606
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 1.70%),
4.63%
,
01/13/31
(b)(c)
.......... EUR 1,500 1,658,686
Banco de Sabadell SA
(b)(c)
(EUR Swap Annual 1 Year +
2.40%), 5.25%, 02/07/29 .... 800 869,089
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 600 590,322
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 900 869,535
Banco Santander SA, 3.75%
,
01/16/26
(c)
................ 1,600 1,737,353
Cellnex Finance Co. SA, 2.00%
,
02/15/33
(c)
................ 3,000 2,541,974
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(j)
....................... 600 541,493
Cirsa Finance International SARL,
6.25%
,
12/20/23
(c)
........... 169 182,733
Codere Finance 2 Luxembourg SA
(l)
8.00%, (8.00% Cash or 11.00%
PIK), 09/30/26
(c)(d)
......... 5,873 5,642,336
2.00%, (2.00% Cash or 13.63%
PIK), 11/30/27
(a)(b)
......... USD 746 384,173
12.75%, (12.75% Cash or 12.75%
PIK), 11/30/27
(b)(c)
......... EUR 1,213 675,631
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(c)(m)
423 379,365
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 560 524,606
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 1,052,783
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.41%),
4.25%
(b)(c)(m)
................ 2,399 2,373,346
Security
Par (000)
Par (000) Value
Spain (continued)
Telefonica Europe BV, (EUR Swap
Annual 7 Year + 3.35%), 6.14%
(b)(c)(m)
EUR 3,000 $ 3,205,731
23,229,156
Sweden — 0.8%
(c)
Heimstaden Bostad AB
(b)(m)
(EUR Swap Annual 5 Year +
3.67%), 3.25% ........... 1,600 1,287,488
(EUR Swap Annual 5 Year +
3.15%), 2.63% ........... 124 78,882
Intrum AB, 3.13%
,
07/15/24 ....... 1,550 1,639,862
Samhallsbyggnadsbolaget i Norden AB
(EUR Swap Annual 5 Year +
3.23%), 2.63%
(b)(m)
......... 291 121,983
1.13%, 09/04/26 ............ 300 252,674
(EUR Swap Annual 5 Year +
3.22%), 2.88%
(b)(m)
......... 1,200 497,697
SBB Treasury OYJ
0.75%, 12/14/28 ............ 2,700 1,951,978
1.13%, 11/26/29 ............ 1,000 717,519
Securitas AB, 1.13%
,
02/20/24 ..... 1,165 1,234,003
Verisure Holding AB, 7.13%
,
02/01/28 979 1,065,693
8,847,779
Switzerland — 0.3%
(b)
Credit Suisse Group AG
(m)
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ USD 1,400 1,326,500
(USD Swap Semi 5 Year + 4.60%),
7.50%
(c)
................ 1,637 1,551,058
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 500 438,800
UBS Group AG, (US Treasury Yield
Curve Rate T Note Constant Maturity
1 Year + 1.55%), 5.71%
,
01/12/27
(a)
488 494,270
3,810,628
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 200 187,913
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(c)(m)
.... 200 200,125
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ............ 200 198,788
3.93%, 02/28/30 ............ 200 190,162
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 33 32,914
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 355 353,735
975,724
United Kingdom — 10.5%
AA Bond Co. Ltd., 4.88%
,
07/31/24
(c)
. GBP 1,220 1,471,830
BAT Capital Corp.
7.75%, 10/19/32 ............ USD 6,010 6,700,528
3.98%, 09/25/50 ............ 92 64,734
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 4,184 4,242,656
4.50%, 02/16/26 ............ 321 334,382
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32 ................. USD 20,924 20,924,000

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United Kingdom (continued)
British Telecommunications plc, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%
,
11/23/81
(a)(b)
.......... USD 4,484 $ 3,697,551
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ 11,760 11,245,500
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(c)
(j)
....................... GBP 1,700 1,381,162
CPUK Finance Ltd., 4.88%
,
08/28/25
(c)
4,800 5,602,232
eG Global Finance plc, 3.63%
,
02/07/24
(c)
................ EUR 800 830,200
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 3,525 3,464,018
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 3,707 4,019,469
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 1,000 907,118
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(c)
................ 600 613,474
HSBC Bank plc
(b)(m)
Series 2M, (LIBOR USD 6 Month +
0.25%), 4.42% ........... USD 3,050 2,302,750
Series 3M, (LIBOR USD 6 Month +
0.10%), 5.25% ........... 1,180 890,900
Series 1M, (LIBOR USD 6 Month +
0.25%), 5.40% ........... 5,590 4,220,450
INEOS Quattro Finance 2 plc, 2.50%
,
01/15/26
(c)
................ EUR 1,088 1,054,188
International Consolidated Airlines
Group SA, 3.75%
,
03/25/29
(c)
.... 3,800 3,459,855
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(j)
(n)
...................... GBP 4,275 671,960
Ladbrokes Group Finance plc, 5.13%
,
09/08/23
(c)
................ 2,800 3,417,460
Lloyds Banking Group plc
(b)
(EUR Swap Annual 1 Year +
1.60%), 4.50%, 01/11/29
(c)
... EUR 1,625 1,792,574
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46 .... USD 3,544 2,550,997
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(l)
................. GBP 585 297,458
National Grid plc, 3.88%
,
01/16/29
(c)
. EUR 1,550 1,689,386
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 7,758 7,661,025
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,057 2,358,099
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,652,266
Sherwood Financing plc, 6.00%
,
11/15/26
(c)
................. GBP 1,800 1,775,304
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ 2,955 3,342,518
8.25%, 07/31/25 ............ 3,839 4,384,427
Tesco Corporate Treasury Services plc,
1.38%
,
10/24/23
(c)
........... EUR 914 980,300
Very Group Funding plc (The), 6.50%
,
08/01/26
(c)
................ GBP 1,367 1,289,259
Virgin Media Secured Finance plc
(c)
5.25%, 05/15/29 ............ 2,610 2,807,734
4.25%, 01/15/30 ............ 108 107,650
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ 4,054 4,123,328
Vodafone Group plc
(b)
(EUR Swap Annual 5 Year +
3.00%), 2.63%, 08/27/80
(c)
... EUR 1,281 1,259,197
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.45%), 3.25%, 06/04/81 .... USD 720 $ 624,600
120,212,539
United States — 37.5%
Adient Global Holdings Ltd., 3.50%
,
08/15/24
(c)
................ EUR 1,600 1,691,884
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. USD 140 125,335
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
174 170,105
Allied Universal Holdco LLC, 3.63%
,
06/01/28
(c)
................ EUR 1,400 1,263,268
Ally Financial, Inc., 7.10%
,
11/15/27 . USD 125 131,920
Altria Group, Inc., 3.70%
,
02/04/51 .. 189 126,101
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(f)
..... 4,079 4,073,907
American Airlines Pass-Through Trust
(f)
Series 2011-1B, Class B, 4.87%,
04/22/25 ............... 2,474 2,442,891
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,881 4,722,005
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(f)
........... 4,322 4,279,229
American Tower Corp., 3.10%
,
06/15/50 ................. 96 64,729
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 6,500 6,526,780
Aptiv plc, 3.10%
,
12/01/51 ........ 96 62,235
Ardagh Metal Packaging Finance USA
LLC, 3.25%
,
09/01/28
(a)
....... 360 315,911
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 360 351,990
2.13%, 08/15/26
(c)
........... EUR 2,259 2,118,488
4.75%, 07/15/27
(c)
........... GBP 3,635 3,495,787
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ USD 86 71,810
4.63%, 04/01/30 ............ 230 190,995
AT&T, Inc.
3.50%, 09/15/53 ............ 96 70,843
3.65%, 09/15/59 ............ 187 137,091
Bank of America Corp.
(b)
(SOFR 1 Day + 1.99%), 6.20%,
11/10/28 ............... 88 92,799
(SOFR 1 Day + 1.56%), 2.97%,
07/21/52 ............... 191 134,673
Biogen, Inc., 3.15%
,
05/01/50 ..... 182 130,791
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 64 65,000
Boeing Co. (The), 3.95%
,
08/01/59 .. 92 68,383
Boyd Gaming Corp., 4.75%
,
12/01/27 34 32,323
Broadcom, Inc., 3.75%
,
02/15/51
(a)
.. 96 71,317
Buckeye Partners LP
4.35%, 10/15/24 ............ 275 266,146
4.13%, 03/01/25
(a)
........... 125 118,750
Caesars Entertainment, Inc.
(a)
8.13%, 07/01/27 ............ 374 379,610
7.00%, 02/15/30 ............ 1,685 1,714,488
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 129 125,549
Carnival Corp.
(c)
10.13%, 02/01/26 ........... EUR 5,463 6,174,764
7.63%, 03/01/26 ............ 2,600 2,545,062
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 3,897 2,994,179

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
CCO Holdings LLC, 5.13%
,
05/01/27
(a)
USD 1,250 $ 1,191,312
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 133 126,017
Charter Communications Operating
LLC
4.40%, 04/01/33 ............ 6,000 5,389,996
3.90%, 06/01/52 ............ 144 98,259
5.25%, 04/01/53 ............ 5,000 4,198,930
3.85%, 04/01/61 ............ 143 90,690
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(a)
........... 7,367 6,465,199
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ 52 51,969
5.88%, 07/01/29 ............ 113 105,915
Comcast Corp.
2.94%, 11/01/56 ............ 96 65,513
2.99%, 11/01/63 ............ 192 128,669
Consolidated Edison Co. of New York,
Inc., 6.15%
,
11/15/52 ......... 100 116,081
Constellation Brands, Inc., 5.00%
,
02/02/26 ................. 5,000 5,004,912
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 122 106,598
Cox Communications, Inc., 2.95%
,
10/01/50
(a)
................ 91 59,690
Crown Castle, Inc., 3.15%
,
07/15/23 . 3,461 3,434,694
Dana, Inc., 4.25%
,
09/01/30 ...... 67 56,702
Dell International LLC, 3.45%
,
12/15/51
(a)
................ 282 187,320
Dick's Sporting Goods, Inc., 4.10%
,
01/15/52 ................. 91 64,057
Discovery Communications LLC,
4.00%
,
09/15/55 ............ 187 128,621
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 660 643,500
eBay, Inc.
5.90%, 11/22/25 ............ 5,000 5,164,645
5.95%, 11/22/27 ............ 2,000 2,101,544
6.30%, 11/22/32 ............ 250 272,466
Elevance Health, Inc., 5.35%
,
10/15/25 3,265 3,317,354
Energy Transfer LP, 4.20%
,
09/15/23 1,702 1,689,098
Enterprise Products Operating LLC,
5.35%
,
01/31/33 ............ 93 96,662
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 6,750 6,749,850
7.50%, 06/01/30 ............ 250 249,687
FirstEnergy Corp., Series C, 3.40%
,
03/01/50 ................. 92 65,358
Fiserv, Inc., 3.80%
,
10/01/23 ...... 3,000 2,975,776
Ford Motor Co., 3.25%
,
02/12/32 ... 93 73,811
Ford Motor Credit Co. LLC, 4.54%
,
03/06/25 ................. GBP 1,058 1,258,703
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ USD 115 102,476
5.00%, 03/01/28 ............ 1,399 1,220,631
Freed Corp., 10.00%
,
12/01/23
(f)
.... 1,042 1,005,377
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 369 357,018
8.25%, 04/15/25 ............ 325 309,021
FreeWire Technologies, Inc., (3 Month
CME Term SOFR + 9.00%), 13.60%
,
03/31/25
(b)(f)
................ 645 601,482
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ USD 6,386 $ 6,098,119
5.00%, 05/01/28 ............ 761 691,863
6.75%, 05/01/29 ............ 453 388,448
8.75%, 05/15/30 ............ 7,594 7,869,282
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,360 7,757,996
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,493 1,377,845
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 118 110,000
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,707,393
Gen Digital, Inc.
(a)
6.75%, 09/30/27 ............ 3,978 4,033,891
7.13%, 09/30/30 ............ 5,317 5,398,350
General Motors Financial Co., Inc.,
6.40%
,
01/09/33 ............ 30 31,185
Global Payments, Inc., 4.00%
,
06/01/23 5,000 4,978,518
GLP Capital LP, 3.35%
,
09/01/24 ... 5,000 4,825,900
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 6,736 3,390,128
GXO Logistics, Inc., 2.65%
,
07/15/31 355 278,898
HCA, Inc.
5.38%, 02/01/25 ............ 196 196,740
3.50%, 07/15/51 ............ 282 197,738
Homes by West Bay LLC, 9.50%
,
04/30/27
(f)
................. 1,201 1,092,910
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 363 336,280
Humana, Inc.
0.65%, 08/03/23 ............ 7,000 6,844,987
5.75%, 03/01/28 ............ 50 52,197
5.88%, 03/01/33 ............ 125 133,773
Illumina, Inc.
5.80%, 12/12/25 ............ 5,000 5,098,161
5.75%, 12/13/27 ............ 5,000 5,166,902
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 59,867
Kinder Morgan, Inc., 5.63%
,
11/15/23
(a)
5,000 5,010,353
Leidos, Inc., 2.95%
,
05/15/23 ...... 6,175 6,136,368
Lessen, Inc., 0.00%
,
01/04/28
(b)(f)
... 1,206 1,157,354
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(j)
................ 200 104,500
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,746 2,434,900
Lowe's Cos., Inc., 3.00%
,
10/15/50 .. 96 65,924
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 3,000 2,565,000
Macy's Retail Holdings LLC, 6.13%
,
03/15/32
(a)
................ 750 671,250
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26 ......... 572 577,005
Maxar Technologies, Inc., 7.75%
,
06/15/27
(a)
................ 7,858 8,216,325
Medline Borrower LP, 3.88%
,
04/01/29
(a)
................ 779 666,057
Microchip Technology, Inc.
4.33%, 06/01/23 ............ 6,000 5,980,628
2.67%, 09/01/23 ............ 2,215 2,183,449
0.97%, 02/15/24 ............ 1,000 957,305
Micron Technology, Inc., 3.48%
,
11/01/51 .................. 91 62,199

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ USD 284 $ 248,512
MPT Operating Partnership LP, 3.33%
,
03/24/25 ................. EUR 2,399 2,278,152
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 61 56,577
5.50%, 08/15/28 ............ 290 253,376
5.13%, 12/15/30 ............ 285 230,850
5.75%, 11/15/31 ............ 134 107,870
Netflix, Inc., 4.63%
,
05/15/29 ...... EUR 2,608 2,881,281
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ USD 108 93,690
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 17 16,193
4.75%, 11/01/28 ............ 185 166,996
Nine Energy Service, Inc., 13.00%
,
02/01/28 ................. 239 246,170
NRG Energy, Inc., 5.75%
,
01/15/28 .. 3,850 3,689,436
Olympus Water US Holding Corp.,
7.13%
,
10/01/27
(a)
........... 200 196,000
Oracle Corp.
6.25%, 11/09/32 ............ 375 407,609
4.00%, 11/15/47 ............ 200 158,627
3.60%, 04/01/50 ............ 282 207,230
3.85%, 04/01/60 ............ 96 69,381
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 2,500 2,472,606
4.95%, 06/08/25 ............ 3,000 2,969,782
5.45%, 06/15/27 ............ 3,000 3,012,036
5.90%, 06/15/32 ............ 5,000 5,028,203
6.15%, 01/15/33 ............ 2,255 2,317,776
4.50%, 07/01/40 ............ 4,250 3,498,596
6.75%, 01/15/53 ............ 3,500 3,665,993
Paramount Global, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.00%), 6.38%
,
03/30/62
(b)
4,268 3,723,702
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 388 335,426
PerkinElmer, Inc., 0.55%
,
09/15/23 .. 5,000 4,848,196
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 128 124,160
6.88%, 03/15/27
(a)
........... 9,700 8,132,625
7.25%, 03/15/29
(a)
........... 928 730,800
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 73 60,572
Prime Security Services Borrower LLC,
5.75%
,
04/15/26
(a)
........... 4,000 3,920,158
QUALCOMM, Inc., 6.00%
,
05/20/53 . 250 286,766
Regal Rexnord Corp.
(a)
6.05%, 02/15/26 ............ 3,250 3,302,729
6.05%, 04/15/28 ............ 2,870 2,913,669
6.30%, 02/15/30 ............ 2,175 2,217,767
6.40%, 04/15/33 ............ 2,000 2,050,651
Rocket Mortgage LLC, 3.63%
,
03/01/29
(a)
................ 292 246,357
Royalty Pharma plc
0.75%, 09/02/23 ............ 2,000 1,949,461
3.35%, 09/02/51 ............ 91 61,260
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 6,877 7,055,492
7.38%, 09/01/25 ............ 5,484 5,379,075
11.25%, 12/15/27 ........... 3,000 3,180,000
Seagate HDD Cayman
4.88%, 03/01/24 ............ 750 742,226
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 01/01/25 ............ USD 2,000 $ 1,955,430
9.63%, 12/01/32
(a)
........... 6,900 7,813,146
Sealed Air Corp., 6.13%
,
02/01/28
(a)
. 327 329,910
Service Properties Trust
4.50%, 06/15/23 ............ 2,250 2,233,237
4.50%, 03/15/25 ............ 314 284,192
7.50%, 09/15/25 ............ 5,443 5,352,048
Shire Acquisitions Investments Ireland
DAC, 2.88%
,
09/23/23 ........ 5,000 4,925,257
Sitio Royalties Corp., (3 Month CME
Term SOFR + 6.50%), 11.08%
,
09/21/26
(b)(f)
................ 1,982 1,950,064
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 7,573 7,456,046
SM Energy Co.
6.75%, 09/15/26 ............ 2,250 2,214,799
6.63%, 01/15/27 ............ 2,250 2,186,655
Sonder Corp., (3 Month CME Term
SOFR + 9.00%), 11.10%
,
01/19/27
(b)
(f)
....................... 1,385 1,250,206
Southern California Edison Co., 5.85%
,
11/01/27 .................. 2,000 2,105,240
Southern California Gas Co., 6.35%
,
11/15/52 .................. 125 146,163
Splunk, Inc., 1.13%
,
06/15/27
(j)
..... 2,400 2,065,440
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 6,188 6,138,132
5.15%, 03/20/28 ............ 3,000 2,994,791
Stem, Inc., 0.50%
,
12/01/28
(a)(j)
..... 47 31,592
SUN Country Marine, Inc.
(f)
Series 2019-1C, 7.00%, 12/15/23 12,070 11,797,973
5.75%, 03/15/29 ............ 12,697 12,649,796
Talen Energy Supply LLC
(a)(e)(n)
7.25%, 05/15/27 ............ 332 345,550
6.63%, 01/15/28 ............ 583 596,118
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 631 597,242
Tenet Healthcare Corp.
4.88%, 01/01/26 ............ 4,000 3,895,880
4.25%, 06/01/29 ............ 194 172,738
4.38%, 01/15/30 ............ 359 319,126
T-Mobile USA, Inc.
3.30%, 02/15/51 ............ 143 102,954
3.40%, 10/15/52 ............ 144 105,106
3.60%, 11/15/60 ............ 91 65,490
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 87 90,282
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 549 566,019
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ............ 10 9,409
5.70%, 06/15/28 ............ 29 27,207
Trimble, Inc., 4.15%
,
06/15/23 ..... 3,727 3,716,077
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 814 761,369
Uniti Group LP, 7.88%
,
02/15/25
(a)
.. 3,600 3,552,915
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 450 441,000
7.38%, 06/30/30 ............ 1,361 1,334,669
Vertiv Group Corp., 4.13%
,
11/15/28
(a)
4,097 3,552,672
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... 5,800 5,409,892
Viatris, Inc., 4.00%
,
06/22/50 ...... 91 63,076
VICI Properties LP
5.63%, 05/01/24
(a)
........... 1,000 997,909
4.25%, 12/01/26
(a)
........... 3,000 2,831,253

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
5.13%, 05/15/32 ............ USD 361 $ 345,332
5.63%, 05/15/52 ............ 130 122,022
Vistra Operations Co. LLC
(a)
4.88%, 05/13/24 ............ 5,000 4,934,700
5.13%, 05/13/25 ............ 5,000 4,903,833
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 165 143,591
Western Digital Corp., 1.50%
,
02/01/24
(d)(j)
................ 5,750 5,520,000
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 24 23,349
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 517 461,422
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 9,750 9,069,458
XHR LP
(a)
6.38%, 08/15/25 ............ 119 117,224
4.88%, 06/01/29 ............ 60 53,250
428,241,014
Zambia — 0.4%
First Quantum Minerals Ltd.
(a)
6.50%, 03/01/24 ............ 750 742,969
7.50%, 04/01/25 ............ 2,500 2,462,625
6.88%, 03/01/26 ............ 1,185 1,139,096
4,344,690
Total Corporate Bonds — 70.4%
(Cost: $903,927,473) ............................. 804,133,544
Floating Rate Loan Interests
Canada — 0.0%
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 8.75%
,
 11/01/26
(b)
..... 60 59,290
France — 0.2%
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.68%),
6.43%
,
 04/21/28
(b)
........... EUR 2,831 2,769,477
Germany — 0.2%
Tele Columbus AG, Facility Term Loan
A3, (EURIBOR 6 Month + 3.50%),
5.36%
,
 10/15/24
(b)
........... 1,900 1,706,690
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan
(f)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27
(b)
........ GBP 308 284,631
0.00%, 11/09/29
(o)
........... 213 5,262
289,893
Luxembourg — 1.1%
(b)
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 3 Month +
2.00%), 4.49%
,
 10/31/23
(f)
...... EUR 80 9
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 6.20%
,
 07/03/28 ...... 3,400 3,432,283
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
8.07%
,
 05/05/28 ............ USD 3,135 3,130,895
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Kantar (Summer BC Holdco B SARL),
Term Loan, 01/01/28
(p)
........ EUR 2,633 $ 2,682,337
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
3.93%), 6.13%
,
 04/12/28 ...... 427 388,537
Rainbow UK Holdco Ltd., Facility Term
Loan B2, (EURIBOR 6 Month +
3.50%), 4.41%
,
 02/24/29 ...... 2,400 2,473,640
Travelport Finance SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month +
5.00%), 9.73%
,
 05/29/26 ...... USD 377 235,978
12,343,679
Netherlands — 0.5%
(b)
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
6.98%
,
 07/21/26 ............ —
(q)
1
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
7.75%
,
 10/14/27 ............ EUR 6,000 5,454,775
5,454,776
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 4.50%),
9.07%
,
 01/29/26
(b)
........... USD 153 151,494
Sweden — 0.4%
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
5.06%
,
 02/16/26
(b)
........... EUR 4,675 4,739,362
United Kingdom — 0.4%
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
5.49%
,
 06/13/24
(b)
........... 4,424 4,389,157
United States — 5.2%
2U, Inc., Term Loan, (3 Month
CME Term SOFR + 6.50%),
10.93%
,
 12/28/26
(b)(f)
......... USD 410 391,761
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/17/28
(b)
........... 148 119,367
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 9.26%
,
 02/02/26
(b)
..... 176 162,246
Altar BidCo, Inc., 2nd Lien Term Loan,
(12 Month CME Term SOFR +
5.60%), 10.51%
,
 02/01/30
(b)
..... 10,286 9,025,966
AMC Entertainment Holdings, Inc.,
Term Loan B1, (LIBOR USD 1 Month
+ 3.00%), 7.43%
,
 04/22/26
(b)
.... 341 201,188
American Auto Auction Group LLC,
1st Lien Term Loan B, (3 Month
CME Term SOFR + 5.00%),
9.73%
,
 12/30/27
(b)
........... 755 635,931
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 8.57%
,
 06/09/28
(b)
..... 93 89,658
Apex Tool Group LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR +
5.25%), 9.83%
,
 02/08/29
(b)
..... 199 173,153

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 8.30%
,
 11/24/27
(b)
USD 185 $ 182,816
Avaya, Inc., Term Loan B3, (1 Month
CME Term SOFR + 10.00%),
14.48%
,
 12/15/27
(b)
.......... 1,666 943,373
AVSC Holding Corp., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
3.25%), 7.88%
,
 03/03/25
(b)
..... 967 904,110
AVSC Holding Corp., 1st Lien Term
Loan B3, 15.00%
,
 10/15/26
(o)
.... 329 345,352
Bally's Corp., Facility Term Loan B,
(LIBOR USD 1 Month + 3.25%),
7.71%
,
 10/02/28
(b)
........... 548 526,867
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.71%
,
 11/30/27
(b)
........... 103 101,739
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Week +
3.50%), 8.07%
,
 07/21/25
(b)
..... 122 121,561
Carnival Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
7.57%
,
 06/30/25
(b)
........... 347 341,375
Central Parent, Inc., 1st Lien Term
Loan, (3 Month CME Term SOFR +
4.50%), 9.08%
,
 07/06/29
(b)
..... 384 382,921
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 8.33%
,
 04/05/28
(b)
..... 165 73,386
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 8.48%
,
 05/17/28
(b)
..... 89 76,115
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
8.07%
,
 09/29/28
(b)
........... 179 172,291
CoreLogic, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
11.13%
,
 06/04/29
(b)
.......... 750 541,125
DirecTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
9.57%
,
 08/02/27
(b)
........... 334 327,687
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
9.82%
,
 12/21/28
(b)
........... 240 211,963
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
9.92%
,
 12/10/28
(b)
........... 367 353,315
DT Midstream, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
6.57%
,
 06/26/28
(b)
........... 124 124,346
ECL Entertainment LLC, Term Loan
B, (1 Month CME Term SOFR +
7.50%), 12.06%
,
 05/01/28
(b)
..... 397 395,717
EIS Group, Ltd., Term Loan
(b)(f)
 07/10/28
(p)
................ 58 56,800
11.56%, 07/10/28 ........... 584 567,998
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B, (1
Month CME Term SOFR + 6.25%),
10.91%
,
 12/29/27
(b)
.......... 296 274,853
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 12.32%
,
 07/31/28
(b)
..... 561 558,778
Security
Par (000)
Par (000) Value
United States (continued)
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 7.73%
,
 03/08/24
(b)
..... USD 1,638 $ 1,265,200
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.80%
,
 11/24/28
(b)
........... 282 281,326
Fertitta Entertainment LLC, Term Loan
B, (1 Month CME Term SOFR +
4.00%), 8.56%
,
 01/27/29
(b)
..... 375 370,634
Flexsys Holdings, Inc., 1st Lien Term
Loan, (1 Month CME Term SOFR +
5.25%), 9.93%
,
 11/01/28
(b)
..... 174 150,891
Genesys Cloud Services Holdings I
LLC, Term Loan, (LIBOR USD 1
Month + 4.00%), 8.57%
,
 12/01/27
(b)
4,461 4,374,454
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.30%
,
 08/31/27
(b)
........... 4,794 2,636,553
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
8.00%), 8.83%
,
 07/20/26
(b)(f)
..... 461 458,142
Hunter Douglas Holding BV, Term Loan
B1, (3 Month CME Term SOFR +
3.50%), 7.86%
,
 02/26/29
(b)
..... 208 190,150
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 10.07%
,
 10/25/28
(b)(f)
.... 170 146,441
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.38%
,
 10/27/28
(b)
........... 1,746 1,740,489
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 04/26/28
(b)
........... 324 313,879
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.32%
,
 10/04/28
(b)(f)
.......... 131 129,338
Kronos Acquisition Holdings, Inc., Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.51%
,
 12/22/26
(b)
..... 128 126,194
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 6.31%
,
 10/19/26
(b)
..... 675 665,389
LSF11 A5 Holdco LLC, Term Loan, (1
Month CME Term SOFR + 3.50%),
8.18%
,
 10/15/28
(b)
........... 329 318,048
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 12.23%
,
 09/03/26
(b)
..... 208 163,217
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 1
Month + 7.00%), 11.57%
,
 11/01/29
(b)
461 421,815
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.82%
,
 10/23/28
(b)
........... 993 962,586
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 8.25%
,
 08/02/28
(b)
..... 2 2,398
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month +
6.50%), 11.31%
,
 08/02/29
(b)
..... 598 532,220
MH Sub I LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.32%
,
 09/13/24
(b)
........... 992 980,211

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29
(b)
.......... USD 637 $ 572,306
MIP V Waste LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.82%
,
 12/08/28
(b)
........... 199 196,416
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR +
3.25%), 7.93%
,
 01/24/29
(b)
..... 910 835,170
Naked Juice LLC, 2nd Lien Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.68%
,
 01/24/30
(b)
..... 969 795,717
New SK Holdco Sub LLC, Term Loan,
(1 Month CME Term SOFR +
6.75%), 11.33%
,
 06/30/27
(b)
..... 1,249 1,066,718
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 10.80%
,
 11/20/28
(b)(f)
.... 453 436,740
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 8.00%
,
 12/28/27
(b)
..... 92 83,683
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
7.32%
,
 03/13/28
(b)
........... 485 480,613
ProFrac Holdings II LLC, Term Loan, (3
Month CME Term SOFR + 7.25%),
12.10%
,
 03/04/25
(b)(f)
......... 434 444,525
Proofpoint, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.25%),
10.98%
,
 08/31/29
(b)
.......... 733 703,680
RealPage, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 6.50%),
11.07%
,
 04/23/29
(b)
.......... 1,293 1,239,573
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 9.57%
,
 04/27/28
(b)
..... 3,215 2,589,336
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 12.56%
,
 04/27/29
(b)
..... 4,548 2,558,250
Restoration Hardware, Inc., Term
Loan, (1 Month CME Term SOFR +
3.25%), 7.91%
,
 10/20/28
(b)
..... 481 466,972
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 8.83%
,
 03/16/27
(b)
..... 438 428,584
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 8.07%
,
 09/23/27
(b)
..... 83 81,254
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
8.07%
,
 04/03/28
(b)
........... 256 182,899
Sophia LP, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 8.00%),
12.73%
,
 10/09/28
(b)(f)
......... 2,250 2,233,125
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 8.33%
,
 06/08/28
(b)
61 59,454
Talen Energy Supply LLC, Term Loan,
(3 Month CME Term SOFR +
4.75%), 9.01% - 9.27%
,
 11/13/23
(b)
546 549,822
TIBCO Software, Inc., 1st Lien Term
Loan B, (3 Month CME Term SOFR
+ 4.50%), 9.18%
,
 03/30/29
(b)
.... 722 665,143
Security
Par (000)
Par (000) Value
United States (continued)
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 8.23%
,
 03/31/28
(b)
..... USD 172 $ 163,865
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
8.03%
,
 05/04/26
(b)
........... 496 487,621
United AirLines, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
8.57%
,
 04/21/28
(b)
........... —
(q)
484
US Foods, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.00%),
6.57%
,
 09/13/26
(b)
........... 599 597,056
USI, Inc., Term Loan, (3 Month
CME Term SOFR + 3.75%),
8.33%
,
 11/22/29
(b)
........... 496 496,062
Vaco Holdings LLC, Term Loan, (3
Month CME Term SOFR + 5.00%),
9.73%
,
 01/21/29
(b)
........... 290 284,509
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.98%
,
 10/04/28
(b)(f)
..... 97 80,244
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
8.57%
,
 08/27/25
(b)
........... 5,687 5,671,038
White Cap Supply Holdings LLC, Term
Loan, (1 Month CME Term SOFR +
3.75%), 8.31%
,
 10/19/27
(b)
..... 534 528,811
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 7.48%
,
 03/24/28
(b)
..... 60 57,669
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 8.26%
,
 12/21/27
(b)(f)
..... 149 141,873
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.57%
,
 03/09/27
(b)
........... 92 76,899
59,869,444
Total Floating Rate Loan Interests — 8.0%
(Cost: $103,882,017) ............................. 91,773,262
Foreign Agency Obligations
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ............ 243 234,799
8.88%, 01/13/33 ............ 179 183,260
5.88%, 05/28/45 ............ 114 81,638
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(a)
........... 200 163,913
663,610
France — 0.5%
Electricite de France SA
(b)(c)(m)
(GBP Swap Semi 13 Year + 4.23%),
6.00% ................. GBP 1,000 1,138,446
(EUR Swap Annual 5 Year +
4.86%), 7.50% ........... EUR 1,200 1,335,681
(BPISDS15 + 3.32%), 5.88% ... GBP 1,900 2,002,765
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 1,600 1,374,157
5,851,049

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 231 $ 213,123
Ireland — 0.3%
AIB Group plc
(b)(c)
(EUR Swap Annual 5 Year +
5.70%), 5.25%
(m)
.......... EUR 2,063 2,113,830
(EUR Swap Annual 1 Year +
1.95%), 4.63%, 07/23/29 .... 1,025 1,110,931
3,224,761
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... USD 223 221,230
Petroleos Mexicanos
6.50%, 03/13/27 ............ 463 436,273
8.75%, 06/02/29 ............ 226 220,068
5.95%, 01/28/31 ............ 311 248,302
1,125,873
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 155,000
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 220,989
Total Foreign Agency Obligations — 1.0%
(Cost: $12,315,099) .............................. 11,454,405
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 219,821
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 200 177,287
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ............ 336 320,838
3.88%, 04/25/27 ............ 340 307,764
3.13%, 04/15/31 ............ 200 151,163
8.00%, 04/20/33 ............ 200 205,287
985,052
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(c)
........... 113 116,129
5.95%, 01/25/27
(c)
........... 140 139,501
5.50%, 02/22/29
(a)
........... 165 154,873
4.50%, 01/30/30
(a)
........... 244 212,097
4.88%, 09/23/32
(a)
........... 341 289,914
7.05%, 09/23/32 ............ 150 150,000
1,062,514
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 129,500
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(c)
........... 200 193,350
5.25%, 08/10/29
(a)
........... 200 193,912
5.38%, 04/24/32
(a)
........... 200 195,163
582,425
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ USD 40 $ 40,070
5.25%, 06/16/29
(a)
........... 200 197,750
237,820
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 200 199,272
Republic of Indonesia
3.50%, 01/11/28 ............ 200 191,038
4.10%, 04/24/28 ............ 200 196,537
586,847
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 400 387,000
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ............ 295 282,758
3.25%, 04/16/30 ............ 239 214,995
4.88%, 05/19/33 ............ 207 198,720
696,473
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(a)
................ 267 234,293
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 200 166,500
7.88%, 02/16/32
(c)
........... 200 151,000
317,500
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 253,163
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 430 410,193
3.16%, 01/23/30 ............ 343 301,047
711,240
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(a)
........... 200 193,725
5.40%, 03/30/50
(c)
........... 200 178,038
371,763
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 241 203,539
1.86%, 12/01/32 ............ 173 129,080
332,619
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 228 224,295
2.88%, 03/11/29
(c)
........... EUR 165 153,067
2.50%, 02/08/30
(c)
........... 174 151,804
2.12%, 07/16/31
(c)
........... 231 183,954
713,120
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(c)
4.50%, 04/17/30 ............ USD 200 200,162

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
2.25%, 02/02/33 ............ USD 353 $ 288,313
488,475
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
200 173,000
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ............ 200 182,000
5.88%, 04/20/32 ............ 200 185,250
5.00%, 10/12/46 ............ 257 186,967
554,217
Ukraine — 0.0%
Ukraine Government Bond
(e)(n)
7.75%, 09/01/25
(c)
........... 112 25,571
8.99%, 02/01/26
(c)
........... 224 50,442
7.75%, 09/01/27
(c)
........... 220 46,928
7.25%, 03/15/35
(a)
........... 234 45,601
168,542
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. 195 215,692
Total Foreign Government Obligations — 0.8%
(Cost: $10,911,139) .............................. 9,598,363
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.5%
United States — 3.5%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
7.26%, 06/15/38 .......... 3,692 3,517,923
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 7.26%,
05/15/38 ............... 4,110 3,873,307
CSMC Trust, Series 2015-RPL1, Class
A, (SOFR 1 Day + 0.03%), 3.95%,
02/15/24 ................. 4,000 3,912,180
Extended Stay America Trust
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 7.31%,
07/15/38 ............... 7,126 6,912,111
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 8.16%,
07/15/38 ............... 5,772 5,526,565
Med Trust
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 8.46%,
11/15/38 ............... 2,991 2,811,455
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
9.71%, 11/15/38 .......... 8,571 7,917,293
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 6.56%,
04/15/38 ................. 5,486 5,307,073
39,777,907
Total Non-Agency Mortgage-Backed Securities — 3.5%
(Cost: $41,690,447) .............................. 39,777,907
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.4%
United States — 0.4%
(f)
Aiven, Inc. (Preference), Series D ... 6,597 $ 669,991
Cap Hill Brands (Preference) ...... 506,652 790,377
Dream Finders Homes, Inc., 9.00% .. 2,261 2,080,120
Lessen, Inc. (Preference), Series C .. 16,373 211,970
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $567,638)
(h)
194,516 525,193
4,277,651
Total Preferred Securities — 0.4%
(Cost: $4,683,241) .............................. 4,277,651
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(r)
USD 4,850 4,439,645
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,854,604) .............................. 4,439,645
Shares
Shares
Warrants
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 29,825
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 78
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(e)
94,710 9,370
United Kingdom — 0.0%
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(e)
.......... 167,092 5,449
United States — 0.0%
(e)
Ascent Resources Marcellus Minerals
(Issued/Exercisable 03/30/18,
2 shares for 1 warrant, Expires
12/31/49, Strike Price USD 1.60)
(f)
1,007,612 5,672
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 1,905 571
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 2,585

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 12.50)
(f)
........... 16,190 $ —
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 1,393 97
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 8,135
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 70,430 52,822
KINS Technology Group, Inc. (Issued/
Exercisable 02/04/21, 1 share for
1 warrant, Expires 12/31/25, Strike
Price USD 11.50) ............ 45,102 3,261
Kinsey Interests, Inc. (Issued/
Exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/25, Strike
Price USD 11.50)
(f)
........... 53,160 3,190
Latch, Inc. (Issued/Exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 620
Lightning eMotors, Inc. (Issued/
Exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 6,124
M3-Brigade Acquisition II Corp. (Issued/
Exercisable 02/17/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 6,808
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 1,012
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 4,828 507
Pivotal Investment Corp. III (Issued/
Exercisable 0, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 2,377 119
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(f)
........... 16,758 503
Rotor Acquisition Corp. (Issued/
Exercisable 06/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 5,599 504
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 1,706
Service King Midas International
(Issued/Exercisable 07/14/22,
1 share for 1 warrant, Expires
06/30/27, Strike Price USD 10.00)
(f)
1,375 —
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(f)
........... 18,705 $ 187
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 5,728 2,732
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 share for
1 warrant, Expires 10/07/32, Strike
Price USD 0.01)
(f)(h)
.......... 23,975 61,855
Volta, Inc. (Issued/Exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 9,180 1,862
160,872
Total Warrants — 0.0%
(Cost: $1,096,233) .............................. 205,594
Total Long-Term Investments — 93.1%
(Cost: $1,202,556,458) ........................... 1,064,032,123
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.3%
(s)
Barclays Bank plc, 4.15%, 02/07/23
(Purchased on 01/20/23 to be
repurchased at USD 4,035,699,
collateralized by Tenet Healthcare
Corp., 6.13%, due at 10/01/28, par
and fair value of USD 4,250,000 and
$3,974,090, respectively) ...... USD 4,030 4,030,124
Barclays Bank plc, (1.00)%, Open
(Purchased on 01/30/23 to be
repurchased at USD 305,939,
collateralized by Rakuten Group,
Inc., 5.13%, par and fair value
of USD 339,000 and $293,659,
respectively)
(t)
.............. 306 305,948
Barclays Bank plc, 4.00%, Open
(Purchased on 12/28/22 to be
repurchased at USD 5,121,776,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 6,500,000
and $5,385,329, respectively)
(t)
.. 5,103 5,102,500
Barclays Bank plc, 4.10%, Open
(Purchased on 11/29/22 to be
repurchased at USD 4,903,883,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 5,921,000 and
$4,957,565, respectively)
(t)
..... 4,870 4,870,022
Barclays Bank plc, 4.15%, Open
(Purchased on 11/29/22 to be
repurchased at USD 180,149,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$183,367, respectively)
(t)
....... 179 178,890

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 4.15%, Open
(Purchased on 11/29/22 to be
repurchased at USD 107,023,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $108,861,
respectively)
(t)
.............. USD 106 $ 106,275
Barclays Bank plc, 4.17%, Open
(Purchased on 01/12/23 to be
repurchased at USD 3,716,286,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 4,250,000 and
$3,530,039, respectively)
(t)
..... 3,708 3,708,125
Barclays Capital, Inc., 4.15%, 02/03/23
(Purchased on 01/11/23 to be
repurchased at USD 218,483,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 252,000 and
$209,694, respectively) ........ 218 217,980
BNP Paribas SA, 4.31%, 02/01/23
(Purchased on 01/31/23 to be
repurchased at USD 4,506,915,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,512,916, respectively) ...... 4,506 4,506,375
BNP Paribas SA, (1.00)%, Open
(Purchased on 01/04/23 to be
repurchased at USD 1,229,706,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,268,556, respectively)
(t)
..... GBP 998 1,230,557
Goldman Sachs International,
1.50%, Open (Purchased on
01/11/23 to be repurchased at
USD 1,581,796, collateralized by
Heimstaden Bostad Treasury BV,
1.00%, due at 04/13/28, par and
fair value of EUR 1,900,000 and
$1,588,517, respectively)
(t)
..... EUR 1,454 1,580,544
J.P. Morgan Securities LLC,
3.45%, 02/08/23 (Purchased on
01/10/23 to be repurchased at
USD 111,103, collateralized by
Medline Borrower LP, 5.25%, due at
10/01/29, par and fair value of USD
132,000 and $110,522, respectively) USD 111 110,880
J.P. Morgan Securities LLC,
4.00%, 02/08/23 (Purchased on
01/10/23 to be repurchased at USD
243,492, collateralized by Home
Point Capital, Inc., 5.00%, due at
02/01/26, par and fair value of USD
316,000 and $227,641, respectively) 243 242,925
J.P. Morgan Securities plc,
0.90%, Open (Purchased on
01/26/23 to be repurchased at
USD 350,075, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$346,337, respectively)
(t)
....... EUR 322 350,031
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
1.30%, Open (Purchased on
01/26/23 to be repurchased at USD
1,198,448, collateralized by Jaguar
Land Rover Automotive plc, 4.50%,
due at 01/15/26, par and fair value
of EUR 1,200,000 and $1,201,205,
respectively)
(t)
.............. EUR 1,102 $ 1,198,361
J.P. Morgan Securities plc,
1.65%, Open (Purchased on
01/26/23 to be repurchased at
USD 1,618,761, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,614,308,
respectively)
(t)
.............. 1,489 1,618,390
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
01/26/23 to be repurchased at
USD 1,618,772, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,614,308,
respectively)
(t)
.............. 1,489 1,618,391
Merrill Lynch International, 0.65%, Open
(Purchased on 01/10/23 to be
repurchased at USD 1,584,752,
collateralized by Vonovia Finance
BV, 1.00%, due at 07/09/30, par and
fair value of EUR 1,900,000 and
$1,635,869, respectively)
(t)
..... 1,457 1,584,180
Nomura Securities International,
Inc., 4.17%, Open (Purchased on
11/29/22 to be repurchased at USD
1,259,285, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 1,350,000 and
$1,242,000, respectively)
(t)
..... USD 1,250 1,250,438
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
11/29/22 to be repurchased at USD
127,895, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $129,780, respectively)
(t)
.... 128 127,890
RBC Capital Markets LLC,
2.50%, Open (Purchased on
01/12/23 to be repurchased at
USD 310,492, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value
of USD 329,000 and $310,194,
respectively)
(t)
.............. 310 310,082
RBC Capital Markets LLC,
3.20%, Open (Purchased on
11/29/22 to be repurchased at
USD 96,637, collateralized by PHH
Mortgage Corp., 7.88%, due at
03/15/26, par and fair value of USD
108,000 and $98,526, respectively)
(t)
96 96,120

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
3.80%, Open (Purchased on
11/29/22 to be repurchased at
USD 600,145, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value
of USD 725,000 and $607,032,
respectively)
(t)
.............. USD 596 $ 596,312
RBC Capital Markets LLC,
3.95%, Open (Purchased on
11/29/22 to be repurchased at USD
704,054, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 750,000 and
$702,788, respectively)
(t)
....... 699 699,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
01/12/23 to be repurchased at USD
695,270, collateralized by Chemours
Co. (The), 5.75%, due at 11/15/28,
par and fair value of USD 750,000
and $683,438, respectively)
(t)
.... 694 693,750
RBC Capital Markets LLC,
4.17%, Open (Purchased on
11/29/22 to be repurchased at USD
256,535, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 314,000 and $270,040,
respectively)
(t)
.............. 255 254,733
RBC Capital Markets LLC,
4.17%, Open (Purchased on
11/29/22 to be repurchased at USD
233,609, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 314,000 and
$260,620, respectively)
(t)
....... 232 231,968
RBC Europe Ltd., 0.80%, Open
(Purchased on 01/04/23 to be
repurchased at USD 1,453,837,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,460,637, respectively)
(t)
.. EUR 1,336 1,452,965
Total Borrowed Bond Agreements — 3.3%
(Cost: $38,183,535) .............................. 38,274,131
Certificates of Deposit — 0.1%
Domestic — 0.1%
Citibank NA, 4.06%, 08/01/23 ..... USD 911 906,240
Total Certificates of Deposit — 0.1%
(Cost: $911,000) ................................ 906,240
Security
Shares
Shares Value
Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07%
(u)(v)
.... 60,250,400 $ 60,250,400
Total Money Market Funds — 5.3%
(Cost: $60,250,400) .............................. 60,250,400
Total Short-Term Securities — 8.7%
(Cost: $99,344,935) .............................. 99,430,771
Total Options Purchased — 0.1%
(Cost: $2,183,452 ) .............................. 1,056,993
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 101.9%
(Cost: $1,304,084,845) ........................... 1,164,519,887
Total Options Written — (0.0)%
(Premiums Received — $(316,807)) .................. (164,973)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.0)%
Austria — (0.3)%
Erste Group Bank AG, (EURIBOR
ICE Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,228,616)
Germany — (0.2)%
Vonovia Finance BV, 1.00% ,  07/09/30 (1,900) (1,635,869)
Italy — (0.2)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (1,800) (1,806,974)
Japan — (0.0)%
Rakuten Group, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.58%), 5.13%
(b)(m)
USD (339) (293,659)
Sweden — (0.1)%
Heimstaden Bostad Treasury BV,
1.00% ,  04/13/28 ............ EUR (1,900) (1,588,517)
United Kingdom — (0.2)%
Jaguar Land Rover Automotive plc,
4.50% ,  01/15/26 ............ (1,200) (1,201,205)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,268,556)
(2,469,761)
United States — (2.0)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (6,500) (5,385,329)
Carnival Corp., 5.75% ,  03/01/27
(a)
... (314) (260,620)
Chemours Co. (The), 5.75% ,  11/15/28
(a)
(750) (683,438)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (129,780)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(a)
........... (252) (209,694)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(a)
........... (316) (227,641)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (4,250) (3,530,039)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (6,778) (5,675,119)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (156) (108,861)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (310,194)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
United States (continued)
PG&E Corp.
5.00% ,  07/01/28 ............ USD (750) $ (702,788)
5.25% ,  07/01/30 ............ (1,350) (1,242,000)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... (309) (281,893)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (270,040)
Tenet Healthcare Corp.,
6.13% ,  10/01/28 ............ (4,250) (3,974,090)
(22,991,526)
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,512,916)
Total Borrowed Bonds — (3.4)%
(Proceeds: $(40,522,296)) .........................
(38,527,838)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc.
(e)
.... (42,500) $ (91,375)
Total Common Stocks — (0.0)%
(Proceeds: $(76,354)) ............................ (91,375)
Investment Companies
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(v)
.......... (12,500) (1,098,875)
Total Investment Companies
— (0.1)%
(Proceeds: $(1,088,009)) .......................... (1,098,875)
Total Investments Sold Short — (0.1)%
(Proceeds: $(1,164,363) ) .......................... (1,190,250)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 98.4%
(Cost: $1,262,081,379) ........................... 1,124,636,826
Other Assets Less Liabilities — 1.6% ................... 18,360,607
Net Assets — 100.0% .............................. $ 1,142,997,433
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,127,682, representing 0.19% of its net assets as of period end, and an original cost of $1,943,949.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Perpetual security with no stated maturity date.
(n)
Issuer filed for bankruptcy and/or is in default.
(o)
Fixed rate.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Rounds to less than 1,000.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(t)
The amount to be repurchased assumes the maturity will be the day after the period end.
(u)
Annualized 7-day yield as of period end.
(v)
Affiliate of the Fund.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23
Income
( Expense )
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 175,866,951 $ — $ (115,616,551)
(a)
$ — $ — $ 60,250,400 60,250,400 $ 1,656,945 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
..... — 1,019,405 (1,008,568) (10,837) — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... — (4,019,208) 3,960,479 58,729 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 4 03, 326 (415,393) 12 , 067 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — (10, 417 , 125 ) 10 , 282 , 513 134 , 612 — — — (3,043) —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . — (13,837,798) 12,721,679 28,110 (10,866) (1,098,875) (12,500) (70,524) —
iShares MSCI Europe Financials
ETF
(b)
................ (476,700) (445,233) 973,530 (87,229) 35,632 — — — —
iShares U.S. Preferred Stock
ETF
(b)
................ — (3,405,006) 3,549,532 (144,526) — — — (51,715) —
$ (9,074) $ 24,766 $ 59,151,525 $ 1,531,663 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note Interest Rate Put Options, Strike Price USD 112.00 ................ 150 02/24/23 $ 14 $ (28,353)
Short Contracts
Euro-Bobl ............................................................... 42 03/08/23 5,356 48,197
Euro-Bund .............................................................. 181 03/08/23 26,923 702,833
EURO STOXX 50 Index ..................................................... 179 03/17/23 8,155 (492,451)
EURO STOXX Banks Price Index ............................................... 200 03/17/23 1,217 (202,620)
NASDAQ 100 E-Mini Index ................................................... 8 03/17/23 1,944 (65,788)
Russell 2000 E-Mini Index .................................................... 60 03/17/23 5,818 (317,868)
S&P 500 E-Mini Index ...................................................... 20 03/17/23 4,090 (121,193)
U.S. Treasury 10 Year Note ................................................... 248 03/22/23 28,474 (414,042)
U.S. Treasury 10 Year Ultra Note ............................................... 11 03/22/23 1,338 (24,320)
U.S. Treasury Long Bond .................................................... 48 03/22/23 6,269 (256,996)
U.S. Treasury Ultra Bond .................................................... 44 03/22/23 6,295 (202,476)
Long Gilt ............................................................... 38 03/29/23 4,896 25,655
U.S. Treasury 2 Year Note .................................................... 74 03/31/23 15,226 (67,753)
U.S. Treasury 5 Year Note .................................................... 71 03/31/23 7,772 (84,312)
(1,473,134)
$ (1,501,487)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,252,001 USD 2,413,309 Bank of America NA 03/15/23 $ 41,202
EUR 19,081,000 USD 20,413,136 Deutsche Bank AG 03/15/23 383,707
EUR 3,433,832 USD 3,664,589 Morgan Stanley & Co. International plc 03/15/23 78,028
GBP 281,543 USD 342,470 Bank of America NA 03/15/23 4,935
GBP 9,544,000 USD 11,691,819 Deutsche Bank AG 03/15/23 84,852
GBP 4,650,000 USD 5,626,558 Morgan Stanley & Co. International plc 03/15/23 111,238
USD 153,791 EUR 141,000 Bank of America NA 03/15/23 111
USD 1,409,656 EUR 1,291,244 BNP Paribas SA 03/15/23 2,298
USD 38,376 GBP 31,000 Bank of America NA 03/15/23 124
USD 984,986 GBP 791,822 BNP Paribas SA 03/15/23 7,929
USD 1,134,043 GBP 915,000 Citibank NA 03/15/23 4,993
USD 1,718,621 GBP 1,391,000 Morgan Stanley & Co. International plc 03/15/23 2,218
721,635
EUR 8,310,386 USD 9,082,973 JPMorgan Chase Bank NA 03/15/23 (25,283)
USD 8,796,785 EUR 8,187,761 Bank of America NA 03/15/23 (127,254)
USD 370,661 EUR 348,000 Barclays Bank plc 03/15/23 (8,633)
USD 7,210,394 EUR 6,662,255 BNP Paribas SA 03/15/23 (50,958)
USD 5,937,089 EUR 5,486,929 JPMorgan Chase Bank NA 03/15/23 (43,247)
USD 319,038,067 EUR 297,856,779 Morgan Stanley & Co. International plc 03/15/23 (5,603,235)
USD 296,866 EUR 280,170 Royal Bank of Canada 03/15/23 (8,498)
USD 1,602,282 EUR 1,506,000 State Street Bank and Trust Co. 03/15/23 (39,142)
USD 267,721 GBP 217,000 Bank of America NA 03/15/23 (43)
USD 945,008 GBP 778,867 Barclays Bank plc 03/15/23 (16,062)
USD 233,333 GBP 193,000 Credit Agricole Corporate & Investment Bank SA 03/15/23 (4,817)
USD 70,871,680 GBP 57,989,000 Deutsche Bank AG 03/15/23 (682,950)
USD 235,647 GBP 195,567 JPMorgan Chase Bank NA 03/15/23 (5,670)
USD 146,636 JPY 19,821,000 Morgan Stanley & Co. International plc 03/15/23 (6,473)
(6,622,265)
$ (5,900,630)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 400 02/17/23 USD 425.00 USD 16,259 $ 31,200
SPDR S&P Oil & Gas Exploration & Production ETF .... 175 02/17/23 USD 160.00 USD 2,467 2,887
Lions Gate Entertainment Corp. .................. 500 03/17/23 USD 12.50 USD 381 3,750
Lions Gate Entertainment Corp. .................. 1,000 03/17/23 USD 7.50 USD 762 70,000
Lions Gate Entertainment Corp. .................. 1,000 03/17/23 USD 10.00 USD 762 12,500
Intel Corp. ................................ 350 06/16/23 USD 42.50 USD 989 1,575
Intel Corp. ................................ 1,000 06/16/23 USD 40.00 USD 2,826 8,500
Lions Gate Entertainment Corp. .................. 1,250 06/16/23 USD 10.00 USD 953 53,125
183,537
Put
EURO STOXX 50 Index ....................... 343 02/10/23 EUR 4,100.00 EUR 14,281 92,850
Carnival Corp. .............................. 500 02/17/23 USD 7.00 USD 541 1,000
Caterpillar, Inc. ............................. 300 02/17/23 USD 175.00 USD 7,569 600
EURO STOXX 50 Index ....................... 169 02/17/23 EUR 3,800.00 EUR 7,036 8,084
EURO STOXX 50 Index ....................... 420 02/17/23 EUR 4,000.00 EUR 17,486 77,623
Ford Motor Co. ............................. 1,000 02/17/23 USD 10.00 USD 1,351 1,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,400 02/17/23 USD 71.00 USD 10,686 4,200
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 750 02/17/23 USD 108.00 USD 8,315 19,500
iShares Russell 2000 ETF ...................... 250 02/17/23 USD 160.00 USD 4,787 1,375
iShares Russell 2000 ETF ...................... 350 02/17/23 USD 180.00 USD 6,702 28,700
Sabre Corp. ............................... 250 02/17/23 USD 5.00 USD 170 875
Seagate Technology Holdings plc ................. 800 02/17/23 USD 56.00 USD 5,422 9,200
SoFi Technologies, Inc. ........................ 350 02/17/23 USD 4.00 USD 243 700
SPDR EURO STOXX 50 ETF ................... 650 02/17/23 USD 36.00 USD 2,831 1,950
SPDR S&P Retail ETF ........................ 750 02/17/23 USD 55.00 USD 5,264 16,875
Xerox Holdings Corp. ......................... 500 02/17/23 USD 12.00 USD 819 5,000
Carnival Corp. .............................. 500 03/17/23 USD 6.00 USD 541 1,750
Caterpillar, Inc. ............................. 500 03/17/23 USD 200.00 USD 12,615 27,500
Ford Motor Co. ............................. 750 03/17/23 USD 9.00 USD 1,013 2,625
Hudson Pacific Properties, Inc. .................. 250 03/17/23 USD 7.50 USD 285 4,375
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,600 03/17/23 USD 73.00 USD 12,213 44,800
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,798 03/17/23 USD 74.00 USD 13,724 79,112
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 500 03/17/23 USD 84.00 USD 4,396 30,250
Office Properties Income Trust ................... 250 03/17/23 USD 12.50 USD 429 2,500
S&P 500 Index ............................. 11 03/17/23 USD 3,950.00 USD 4,484 60,720
Vertiv Holdings Co. .......................... 650 03/17/23 USD 10.00 USD 924 9,750
Ally Financial, Inc. ........................... 850 04/21/23 USD 25.00 USD 2,762 38,250
Brandywine Realty Trust ....................... 250 04/21/23 USD 5.00 USD 164 3,750
Invesco Senior Loan ETF ...................... 1,500 04/21/23 USD 20.00 USD 3,167 9,750
Invesco Senior Loan ETF ...................... 2,000 04/21/23 USD 19.00 USD 4,222 20,000
Invesco Senior Loan ETF ...................... 2,000 04/21/23 USD 18.00 USD 4,222 133,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 771 04/21/23 USD 74.00 USD 5,885 60,909
Owl Rock Capital Corp. ....................... 1,000 04/21/23 USD 10.00 USD 1,307 15,000
Sabre Corp. ............................... 500 04/21/23 USD 5.00 USD 341 7,750
821,823
$ 1,005,360
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
39.V1 Quarterly
Goldman Sachs
International 04/19/23 USD 1 05 .0 0 USD 35,000 $ 22,378

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 02/15/23 USD 95.00 USD 10,000 $ 2,765
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 02/15/23 USD 96.00 USD 10,000 3,118
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
JPMorgan Chase Bank
NA 03/15/23 USD 97.50 USD 12,500 23,372
$ 51,633
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 343 02/10/23 EUR 4,000.00 EUR 14,281 $ (31,882)
EURO STOXX 50 Index ........................ 420 02/17/23 EUR 3,900.00 EUR 17,486 (36,985)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 750 02/17/23 USD 104.00 USD 8,315 (4,875)
iShares Russell 2000 ETF ....................... 350 02/17/23 USD 167.00 USD 6,702 (5,075)
Seagate Technology Holdings plc .................. 800 02/17/23 USD 50.00 USD 5,422 (3,200)
SPDR S&P Retail ETF ......................... 750 02/17/23 USD 50.00 USD 5,264 (3,750)
Caterpillar, Inc. .............................. 500 03/17/23 USD 160.00 USD 12,615 (3,500)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 798 03/17/23 USD 71.00 USD 6,091 (10,773)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 500 03/17/23 USD 79.00 USD 4,396 (8,250)
S&P 500 Index .............................. 11 03/17/23 USD 3,800.00 USD 4,484 (31,625)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 771 04/21/23 USD 71.00 USD 5,885 (25,058)
$ (164,973)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 % Quarterly 12/20/27 EUR 473 $ (20,277) $ (595) $ (19,682)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 Quarterly 12/20/27 EUR 42,576 (1,825,181) 1,019,766 (2,844,947)
iTraxx Europe Main Index Series 38.V1 ..... 1.00 Quarterly 12/20/27 EUR 1,500 (16,944) 12,325 (29,269)
iTraxx Europe Senior Financials Index Series
38.V1 ......................... 1.00 Quarterly 12/20/27 EUR 4,596 (31,502) 61,323 (92,825)
iTraxx Europe Subordinated Financials Index
Series 38.V1 ..................... 1.00 Quarterly 12/20/27 EUR 42,873 1,092,525 2,534,518 (1,441,993)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 Quarterly 12/20/27 USD 22,373 (757,547) 634,773 (1,392,320)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 Quarterly 12/20/27 USD 16,563 (555,958) 674,483 (1,230,441)
$ (2,114,884) $ 4,936,593 $ (7,051,477)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1 day EFFR Quarterly 10/21/25 USD 143 $ 13,506 $ — $ 13,506
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (13,654) — (13,654)
$ (148) $ — $ (148)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 $ 5,704 $ 14,220 $ (8,516)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 77,337 90,303 (12,966)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 370 28,615 34,364 (5,749)
Pitney Bowes, Inc. ......... 1.00 Quarterly BNP Paribas SA 06/20/24 USD 750 58,003 63,557 (5,554)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 750 58,003 61,921 (3,918)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,500 116,006 97,115 18,891
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,000 77,337 61,171 16,166
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/24 USD 380 29,388 35,322 (5,934)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 500 18,779 40,685 (21,906)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 525 19,718 36,107 (16,389)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 18,213 39,654 (21,441)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (15,548) 8,551 (24,099)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (199,492) (122,726) (76,766)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (86,339) (78,166) (8,173)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 740 3,213 55,923 (52,710)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (69,022) (45,246) (23,776)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (103,533) (67,858) (35,675)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (16,566) 16,013 (32,579)
Electricite de France SA ..... 1.00 Quarterly Citibank NA 06/20/25 EUR 4,530 (46,799) (22,140) (24,659)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 42,672 266,446 (223,774)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 145,778 249,650 (103,872)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (13,096) 51,425 (64,521)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (15,715) 46,971 (62,686)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (56,641) 173,109 (229,750)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (126,042) (118,201) (7,841)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 820 (69,065) (35,095) (33,970)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (10,942) 16,623 (27,565)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (10,942) 16,623 (27,565)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (14,618) 20,797 (35,415)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (110,088) (42,768) (67,320)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 3,450 (110,088) (41,276) (68,812)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (54,738) (25,872) (28,866)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 2,300 (72,984) (37,087) (35,897)
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,100 64,498 61,573 2,925
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (104,143) (90,441) (13,702)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 (103,160) (58,306) (44,854)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 500 (14,737) (10,060) (4,677)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (156,214) (145,597) (10,617)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 1,855 (45,400) (27,505) (17,895)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 1,855 (45,400) (29,721) (15,679)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 1,855 (45,400) (32,503) (12,897)
Altice France SA .......... 5.00 Quarterly Barclays Bank plc 12/20/27 EUR 1,023 85,125 83,128 1,997
Altice France SA .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 2,047 170,251 178,230 (7,979)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (138,086) 65,177 (203,263)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (34,339) 33,567 (67,906)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,133 (59,414) 31,237 (90,651)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 1,567 (29,707) 14,946 (44,653)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,200 (60,678) 26,804 (87,482)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (26,990) 27,121 (54,111)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Caterpillar, Inc. ........... 1.00 % Quarterly Goldman Sachs International 12/20/27 USD 5,000 $ (129,486) $ (91,983) $ (37,503)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,000 (103,589) (69,793) (33,796)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 2,550 (219,572) (64,817) (154,755)
Intesa S anpaolo S p A ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 127,772 165,878 (38,106)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 3,550 86,881 174,049 (87,168)
Paramount Global ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,700 68,291 71,457 (3,166)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 510 137,476 129,614 7,862
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 300 80,868 80,250 618
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 450 123,750 123,750 –
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 500 134,780 127,143 7,637
Santander Issuances SAU .... 1.00 Quarterly Bank of America NA 12/20/27 EUR 3,500 105,936 190,726 (84,790)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (46,485) 79,955 (126,440)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (32,318) 55,693 (88,011)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (90,172) 84,759 (174,931)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (22,424) 33,567 (55,991)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 8,070 (5,723) 159,536 (165,259)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 2,000 (1,418) 31,301 (32,719)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 7,000 105,589 269,190 (163,601)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,700 (1,133,865) (770,394) (363,471)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 8,300 24,189 136,235 (112,046)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 136,246 163,631 (27,385)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 125,800 137,165 (11,365)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/27 USD 2,000 14,691 77,224 (62,533)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 5,000 46,548 46,548 –
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 490 55,795 55,896 (101)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 94,510 95,019 (509)
$ – $ – $ –
$ (1,363,216) $ 2,479,364 $ (3,842,580)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Barclays Bank plc 06/20/23 CCC+ EUR 720 $ (19,801) $ (85,112) $ 65,311
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/23 CCC+ EUR 966 (26,578) (60,076) 33,498
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 800 (22,001) (34,539) 12,538
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 720 (19,801) (88,452) 68,651
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 360 (9,900) (35,546) 25,646
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 452 (6,584) (12,069) 5,485
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 258 (3,753) (7,370) 3,617
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 4,482 108,004 (107,971) 215,975
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 2,900 69,882 (73,962) 143,844
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 B+ EUR 2,800 67,472 (66,310) 133,782
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 1,680 (8,041) (33,780) 25,739
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 500 29,382 19,193 10,189
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 70,191 59,836 10,355
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 315,861 215,662 100,199
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 210,574 156,646 53,928

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Sprint Communications LLC 5.00 % Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 $ 231,631 $ 196,581 $ 35,050
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 136,873 112,953 23,920
Altice France SA ...... 5.00 Quarterly Barclays Bank plc 12/20/25 B EUR 1,023 (16,243) (23,498) 7,255
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 2,047 (32,486) (50,108) 17,622
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 43,541 58,612 (15,071)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 72,568 97,640 (25,072)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 159,649 205,388 (45,739)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 43,541 59,109 (15,568)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly BNP Paribas SA 06/20/26 B+ EUR 1,200 (58,960) (71,826) 12,866
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 1,400 (189,291) (121,869) (67,422)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 667 (21,824) (25,852) 4,028
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 700 (22,915) (29,553) 6,638
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 950 (64,176) 32,622 (96,798)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 500 (33,777) 18,255 (52,032)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 950 (64,176) 38,281 (102,457)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 1,500 181,319 130,630 50,689
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 3,000 (116,501) (177,592) 61,091
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 2,000 (77,667) (127,925) 50,258
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 700 (27,184) (43,350) 16,166
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 870 (42,840) 33,888 (76,728)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 850 37,874 (10,312) 48,186
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 2,000 (102,925) (263,825) 160,900
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,900 (129,196) (59,917) (69,279)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,120 (76,157) (18,472) (57,685)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 150 (10,200) (4,210) (5,990)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,125 (76,497) (31,585) (44,912)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 760 8,475 (14,152) 22,627
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 460 5,130 (23,579) 28,709
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB+ EUR 1,470 16,393 (53,593) 69,986
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 760 8,475 (14,152) 22,627
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 760 8,475 (28,649) 37,124
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 380 4,238 (7,326) 11,564
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 1,770 (243,653) (95,979) (147,674)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 470 (64,699) (23,070) (41,629)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 860 (118,385) (79,343) (39,042)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,770 (243,653) (107,945) (135,708)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly Bank of America NA 12/20/27 CCC- EUR 506 $ (97,861) $ (116,987) $ 19,126
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 304 (58,822) (69,200) 10,378
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 855 (165,338) (194,509) 29,171
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 248 (47,976) (58,101) 10,125
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 519 (100,402) (118,931) 18,529
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 377 (72,797) (86,163) 13,366
Apache Corp. ........ 1.00 Quarterly Citibank NA 12/20/27 BB+ USD 2,000 (59,252) (87,086) 27,834
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 3,000 18,604 (44,079) 62,683
AT&T, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/27 BBB USD 5,000 31,007 (90,791) 121,798
AT&T, Inc. ........... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 2,000 12,403 (17,767) 30,170
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 3,000 18,604 (51,458) 70,062
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 2,000 12,403 (30,934) 43,337
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 3,000 18,604 (38,067) 56,671
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 90,377 (25,959) 116,336
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 1,187 134,097 (42,476) 176,573
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 BB+ EUR 2,390 270,006 (55,858) 325,864
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 344,363 287,889 56,474
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 344,363 285,416 58,947
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/27 BBB- USD 3,000 516,545 493,634 22,911
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/27 BBB- USD 2,000 344,363 284,703 59,660
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,000 172,182 153,751 18,431
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB- USD 5,000 860,908 659,739 201,169
Kraft Heinz Foods Co. .. 1.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,000 29,823 4,031 25,792
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 12/20/27 BBB- USD 5,000 74,557 10,698 63,859
NRG Energy, Inc. ...... 5.00 Quarterly Citibank NA 12/20/27 BB+ USD 1,000 56,052 39,195 16,857
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 12/20/27 BB+ USD 1,000 56,052 36,359 19,693
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 5,000 64,324 (30,183) 94,507
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 12/20/27 BBB USD 5,000 64,324 (32,084) 96,408
Oracle Corp. ......... 1.00 Quarterly BNP Paribas SA 12/20/27 BBB USD 3,000 38,594 (24,149) 62,743
Oracle Corp. ......... 1.00 Quarterly BNP Paribas SA 12/20/27 BBB USD 3,000 38,594 — 38,594
Oracle Corp. ......... 1.00 Quarterly Deutsche Bank AG 12/20/27 BBB USD 2,000 25,729 (1,698) 27,427
Oracle Corp. ......... 1.00 Quarterly Deutsche Bank AG 12/20/27 BBB USD 5,000 64,324 (27,762) 92,086
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 3,000 38,594 6,476 32,118
Oracle Corp. ......... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB USD 2,000 25,729 (10,136) 35,865
Petroleos Mexicanos ... 1.00 Quarterly Barclays Bank plc 12/20/27 BBB USD 5,000 (778,930) (778,930) —
Petroleos Mexicanos ... 1.00 Quarterly Citibank NA 12/20/27 BBB USD 2,000 (306,534) (343,427) 36,893
Tenet Healthcare Corp. .. 5.00 Quarterly Barclays Bank plc 12/20/27 B- USD 1,000 31,615 24,356 7,259
Tenet Healthcare Corp. .. 5.00 Quarterly Barclays Bank plc 12/20/27 B- USD 2,000 63,229 (7,253) 70,482
Tenet Healthcare Corp. .. 5.00 Quarterly BNP Paribas SA 12/20/27 B- USD 2,000 63,229 (16,563) 79,792
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,000 31,615 (2,955) 34,570
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 2,500 79,036 56,456 22,580
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,000 31,615 (10,820) 42,435
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 2,000 63,229 34,853 28,376
UnitedHealth Group, Inc. . 1.00 Quarterly Bank of America NA 12/20/27 A+ USD 5,000 115,379 93,964 21,415
UnitedHealth Group, Inc. . 1.00 Quarterly Bank of America NA 12/20/27 A+ USD 5,000 115,379 96,171 19,208
UnitedHealth Group, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 A+ USD 3,000 69,227 62,416 6,811

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1.00 % Quarterly Barclays Bank plc 12/20/27 BBB+ USD 3,000 $ 15,074 $ (17,111) $ 32,185
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 12/20/27 BBB+ USD 3,000 15,074 (53,912) 68,986
Verizon Communications,
Inc. ............. 1.00 Quarterly Citibank NA 12/20/27 BBB+ USD 2,000 10,050 (21,117) 31,167
Verizon Communications,
Inc. ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB+ USD 3,000 15,074 (38,059) 53,133
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/27 BB USD 1,000 (768) (6,455) 5,687
Yum! Brands, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB USD 1,000 (768) (22,133) 21,365
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 B+ EUR 2,000 (360,136) (371,098) 10,962
$ 2,314,450 $ (991,677) $ 3,306,127
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 03/20/23 EUR 8,800 $ (109,345) $ 12,263 $ (121,608)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 03/20/23 EUR 6,200 (77,038) 8,640 (85,678)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 6,100 (578,784) 156 (578,940)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 3,320 (41,253) 4,627 (45,880)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 10 (5,260) — (5,260)
$ (811,680) $ 25,686 $ (837,366)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 2,201,627 $ (48,702)
(c)
$ 2,172,474 0.8%
Quarterly
Merrill Lynch
International &
Co.
(d)
02/15/23 (470,000) 200
(e)
(469,800) (0.0)
(f)
$ (48,502) $ 1,702,674

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d)
Range: 8-26 basis points 0-0 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(19,549) of net dividends and financing fees.
(e)
Amount includes $0 of net dividends and financing fees.
(f)
Amount is greater than (0.1)%.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 125,512 $ 2,163,463 99.6%
Germany
ADLER Group SA ......... 26,636 40,453 1.9
Ghana
Tullow Oil plc ............ 965,300 429,868 19.8
Italy
Telecom Italia SpA ........ 2,854,550 821,850 37.8
United Kingdom
EnQuest plc ............. 2,969,582 802,885 37.0
Liberty Global plc, Class A ... 60,802 1,318,795 60.7
2,121,680
United States
Altice USA, Inc., Class A .... 59,932 293,667 13.5
Total Reference Entity — Long ............ 5,870,981
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
France
Fnac Darty SA ........... (201) $ (7,460) (0.4) %
Germany
BASF SE ............... (24,308) (1,393,710) (64.2)
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (20,721) (2,297,337) (105.7)
Total Reference Entity — Short ............ (3,698,507)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 2,172,474
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Pitney Bowes, Inc. ........ (30,000) $ (129,300) 27.5%
Sabre Corp. ............. (50,000) (340,500) 72.5
(469,800)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (469,800)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day EFFR ......................................... Effective Federal Funds Rate 4.33%
1 day SOFR ......................................... Secured Overnight Financing Rate 4.31
3 month EURIBOR ..................................... Euro Interbank Offered Rate 2.51
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 4,937,188 $ (595) $ 13,506 $ (7,065,131) $ —
OTC Swaps ..................................................... 8,598,008 (7,084,635) 4,401,229 (5,823,550) —
Options Written ................................................... N/A N/A 154,003 (2,169) (164,973)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 776,685 $ — $ 776,685
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 721,635 — — 721,635
Options purchased
Investments at value — unaffiliated
(b)
............ — 51,633 1,005,360 — — — 1,056,993
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 13,506 — 13,506
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 12,973,351 200 — 25,686 — 12,999,237
$ — $ 13,024,984 $ 1,005,560 $ 721,635 $ 815,877 $ — $ 15,568,056
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 1,199,920 — 1,078,252 — 2,278,172
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 6,622,265 — — 6,622,265
Options written
Options written at value ..................... — — 164,973 — — — 164,973
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 7,051,477 — — 13,654 — 7,065,131
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 12,022,117 53,962 — 832,106 — 12,908,185
$ — $ 19,073,594 $ 1,418,855 $ 6,622,265 $ 1,924,012 $ — $ 29,038,726
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,797,466) $ — $ 7,358,516 $ — $ 5,561,050
Forward foreign currency exchange contracts .... — — — 22,318,113 — — 22,318,113
Options purchased
(a)
..................... — (5,229,707) (21,287,806) — (29,504) — (26,547,017)
Options written ........................ — 3,578,898 12,078,796 — — — 15,657,694
Swaps .............................. — (9,417,937) (652,519) — (5,481,583) — (15,552,039)
$ — $ (11,068,746) $ (11,658,995) $ 22,318,113 $ 1,847,429 $ — $ 1,437,801
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 217,297 $ — $ 5,928,009 $ — $ 6,145,306
Forward foreign currency exchange contracts .... — — — (30,803,158) — — (30,803,158)
Options purchased
(b)
..................... — 1,416,694 8,949,078 — — — 10,365,772
Options written ........................ — — (5,189,346) — — — (5,156,108)
Swaps .............................. — 1,352,449 125,772 — 2,751,199 — 4,229,420
$ — $ 2,802,381 $ 4,102,801 $ (30,803,158) $ 8,679,208 $ — $ (15,218,768)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 647,016
Average notional value of contracts — short ................................................................................. $ 137,112,367
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 448,325,100
Average amounts sold — in USD ........................................................................................ $ 90,640,821
Options
Average value of option contracts purchased ................................................................................ $ 2,525,394
Average value of option contracts written ................................................................................... $ 1,110,943
Average notional value of swaption contracts purchased ......................................................................... $ 96,195,025
Average notional value of swaption contracts written ........................................................................... $ 71,429,075
Credit default swaps
Average notional value — buy protection ................................................................................... $ 371,133,927
Average notional value — sell protection ................................................................................... $ 181,658,208
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 143,110
Average notional value — receives fixed rate ................................................................................ $ 143,110
Total return swaps
Average notional value ............................................................................................... $ 56,068,110
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 7,475 $ 604,636
Forward foreign currency exchange contracts ................................................................. 721,635 6,622,265
Options
(a)
......................................................................................... 1,056,993 164,973
Swaps — centrally cleared .............................................................................. 100,274 —
Swaps — OTC
(b)
.................................................................................... 12,999,237 12,908,185
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 14,885,614 $ 20,300,059
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,113,109) (769,609)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,772,505 $ 19,530,450
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 965,372 $ (764,101) $ — $ — $ 201,271
Barclays Bank plc ................................ 2,908,037 (1,930,756) — (977,281) —
BNP Paribas SA ................................. 2,050,310 (1,433,964) — (540,000) 76,346
Citibank NA .................................... 1,214,873 (1,214,873) — — —
Credit Suisse International .......................... 1,058,821 (741,705) — — 317,116
Deutsche Bank AG ............................... 591,190 (591,190) — — —
Goldman Sachs International ........................ 1,697,234 (1,697,234) — — —
JPMorgan Chase Bank NA .......................... 2,680,024 (2,680,024) — — —
Merrill Lynch International & Co. ...................... 200 (200) — — —
Morgan Stanley & Co. International plc .................. 606,444 (606,444) — — —
$ 13,772,505 $ (11,660,491) $ — $ (1,517,281) $ 594,733

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 764,101 $ (764,101) $ — $ — $ —
Barclays Bank plc ................................ 1,930,756 (1,930,756) — — —
BNP Paribas SA ................................. 1,433,964 (1,433,964) — — —
Citibank NA .................................... 1,469,658 (1,214,873) (86,443) (168,342) —
Credit Agricole Corporate & Investment Bank SA ........... 4,817 — — — 4,817
Credit Suisse International .......................... 741,705 (741,705) — — —
Deutsche Bank AG ............................... 712,410 (591,190) — — 121,220
Goldman Sachs International ........................ 2,062,277 (1,697,234) — (365,043) —
JPMorgan Chase Bank NA .......................... 3,704,642 (2,680,024) — (1,024,618) —
Merrill Lynch International & Co. ...................... 48,702 (200) — (48,502) —
Morgan Stanley & Co. International plc .................. 6,609,777 (606,444) — ( 530 , 000 ) 5,473,333
Royal Bank of Canada ............................. 8,498 — — — 8,498
State Street Bank and Trust Co. ...................... 39,143 — — — 39,143
$ 19,530,450 $ (11,660,491) $ (86,443) $ ( 2 , 136 , 505 ) $ 5,647,011
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 81,970,193 $ — $ 81,970,193
Common Stocks
Canada ............................................. — — 401,405 401,405
Japan ............................................... — — 1 1
Netherlands ........................................... 2,026,730 — — 2,026,730
United Kingdom ........................................ 3,200,925 — 35 3,200,960
United States .......................................... 6,914,033 2,648,701 1,209,729 10,772,463
Corporate Bonds
Argentina ............................................ — 170,060 — 170,060
Australia ............................................. — 539,175 — 539,175
Austria .............................................. — 7,388,764 — 7,388,764
Brazil ............................................... — 737,492 — 737,492
Canada ............................................. — 7,578,314 — 7,578,314
Cayman Islands ........................................ — 246 — 246
Chile ............................................... — 363,684 — 363,684
China ............................................... — 8,549,980 — 8,549,980
Colombia ............................................ — 822,559 — 822,559
Cyprus .............................................. — 1,011,602 — 1,011,602
Dominican Republic ..................................... — 197,375 — 197,375
France .............................................. — 47,774,443 371,805 48,146,248
Germany ............................................ — 47,210,417 — 47,210,417
Ghana .............................................. — 3,879,330 — 3,879,330
India ............................................... — 1,595,432 — 1,595,432
Indonesia ............................................ — 466,921 — 466,921
Ireland .............................................. — 331,119 — 331,119
Israel ............................................... — 2,242,553 — 2,242,553

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Italy ................................................ $ — $ 16,219,544 $ — $ 16,219,544
Japan ............................................... — 6,305,341 — 6,305,341
Kuwait .............................................. — 195,220 — 195,220
Luxembourg .......................................... — 24,244,392 — 24,244,392
Mexico .............................................. — 595,580 — 595,580
Morocco ............................................. — 221,757 — 221,757
Netherlands ........................................... — 11,874,382 — 11,874,382
Nigeria .............................................. — 163,713 — 163,713
Oman ............................................... — 196,850 — 196,850
Portugal ............................................. — 6,613,617 — 6,613,617
Romania ............................................. — 5,972,408 — 5,972,408
Saudi Arabia .......................................... — 383,940 — 383,940
Singapore ............................................ — 183,480 — 183,480
South Africa ........................................... — 377,000 — 377,000
South Korea .......................................... — 9,505,606 — 9,505,606
Spain ............................................... — 23,229,156 — 23,229,156
Sweden ............................................. — 8,847,779 — 8,847,779
Switzerland ........................................... — 3,810,628 — 3,810,628
Tanzania, United Republic Of ............................... — 187,913 — 187,913
United Arab Emirates .................................... — 975,724 — 975,724
United Kingdom ........................................ — 120,212,539 — 120,212,539
United States .......................................... — 381,217,820 47,023,194 428,241,014
Zambia .............................................. — 4,344,690 — 4,344,690
Floating Rate Loan Interests
Canada ............................................. — 59,290 — 59,290
France .............................................. — 2,769,477 — 2,769,477
Germany ............................................ — 1,706,690 — 1,706,690
Jersey, Channel Islands ................................... — — 289,893 289,893
Luxembourg .......................................... — 12,343,670 9 12,343,679
Netherlands ........................................... — 5,454,776 — 5,454,776
Singapore ............................................ — 151,494 — 151,494
Sweden ............................................. — 4,739,362 — 4,739,362
United Kingdom ........................................ — 4,389,157 — 4,389,157
United States .......................................... — 54,782,457 5,086,987 59,869,444
Foreign Agency Obligations ................................. — 11,454,405 — 11,454,405
Foreign Government Obligations .............................. — 9,598,363 — 9,598,363
Non-Agency Mortgage-Backed Securities ........................ — 39,777,907 — 39,777,907
Preferred Securities ....................................... — — 4,277,651 4,277,651
U.S. Treasury Obligations ................................... — 4,439,645 — 4,439,645
Warrants .............................................. 74,737 6,628 124,229 205,594
Short-Term Securities
Borrowed Bond Agreements ................................. — 38,274,131 — 38,274,131
Certificates of Deposit ..................................... — 906,240 — 906,240
Money Market Funds ...................................... 60,250,400 — — 60,250,400
Options Purchased
Credit contracts .......................................... — 51,633 — 51,633
Equity contracts .......................................... 1,005,360 — — 1,005,360
Liabilities
Borrowed Bonds ......................................... — (38,527,838) — (38,527,838)
Investment Sold Short
Common Stocks ......................................... (91,375) — — (91,375)
Investment Companies .................................... (1,098,875) — — (1,098,875)
$ 72,281,935 $ 993,734,926 $ 58,784,938 $ 1,124,801,799
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 4,401,029 $ — $ 4,401,029
Equity contracts ........................................... — 200 — 200
Foreign currency exchange contracts ............................ — 721,635 — 721,635
Interest rate contracts ....................................... 776,685 13,506 — 790,191
Liabilities
Credit contracts ........................................... — (11,988,959) — (11,988,959)
Equity contracts ........................................... (669,822) (749,033) — (1,418,855)
Foreign currency exchange contracts ............................ — (6,622,265) — (6,622,265)
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (1,078,252) $ (845,760) $ — $ (1,924,012)
$ (971,389) $ (15,069,647) $ — $ (16,041,036)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Stocks Warrants Total
Investments
Assets
Opening balance, as of July 31, 2022 ................................................ $ 1,459,363 $ 49,161,103 $ 11,316,378 $ 3,760,186 $ 119,134 $ 65,816,164
Transfers into Level 3 .......................................................... — — 2,779,466 — — 2,779,466
Transfers out of Level 3 ......................................................... (13,393) — (2,159,328) — — (2,172,721)
Accrued discounts/premiums ...................................................... — 17,811 13,939 — — 31,750
Net realized gain (loss) ......................................................... (1,320) 1,373 (99,103) — — (99,050)
Net change in unrealized appreciation (depreciation)
(a)(b)
.................................... 254,702 1,064,940 210,148 (262,143) 5,095 1,272,742
Purchases .................................................................. — 3,617,491 3,057,027 779,608 — 7,454,126
Sales ..................................................................... (88,182) (6,467,719) (9,741,638) — — (16,297,539)
Closing balance, as of January 31, 2023 ..............................................
$ 1,611,170 $ 47,394,999 $ 5,376,889 $ 4,277,651 $ 124,229 $ 58,784,938
Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023
(b)
........
$ 254,702 $ 1,064,940 $ (77,177) $ (262,143) $ 5,095 $ 985,417
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Global Long/Short Credit Fund
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $4,924,570. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks
(b)
............................ $ 1,611,019 Market Time to Exit 0.9 – 1.4 years 1.4 years
Volatility 35% – 75% 38%
Corporate Bonds
(c)
............................ 47,394,999 Income Discount Rate 6% – 35% 9%
Floating Rate Interests ......................... 458,142 Income Discount Rate 8% – 11% 10%
Preferred Stocks ............................. 4,277,651 Market Discount Rate 12% —
Revenue Multiple 6.75x – 12.00x 9.69x
Gross Profit Multiple 5.89x —
EBITDA Multiple 15.00x —
Warrants .................................. 118,557 Market Time to Exit 0.4 – 0.9 years 0.8 years
Volatility 40% – 69% 60%
Revenue Multiple 6.75x – 12.25x 9.28x
$ 53,860,368
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Common Stocks using recent transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $1,168,829 as of January 31, 2023.
(c)
For the period end January 31, 2023, the valuation technique for investments classified as Corporate Bonds amounting to $601,482 changed to Discount Cash
Flow approach. The investments were previously valued utilizing an Option Pricing Model. The change was due to consideration of the information that was available at the time the investments were valued.

Statement of Assets and Liabilities
(unaudited)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global
Long/Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,104,269,487
Investments, at value — affiliated
(b)
.......................................................................................... 60,250,400
Cash pledged: –
Collateral — borrowed bond agreements .................................................................................... 644,000
Collateral — exchange-traded options written ................................................................................. 6,180,000
Collateral — OTC derivatives ............................................................................................ 31,038,484
Futures contracts .................................................................................................... 4,349,880
Centrally cleared swaps ................................................................................................ 6,312,710
Foreign currency, at value
(c)
............................................................................................... 7,117,042
Receivables: –
Investments sold .................................................................................................... 17,069,487
Swaps   .......................................................................................................... 196,923
Capital shares sold ................................................................................................... 7,050,634
Dividends — unaffiliated ............................................................................................... 5,470
Dividends — affiliated ................................................................................................. 166,010
Interest — unaffiliated ................................................................................................. 13,016,590
From the Manager ................................................................................................... 2,831
Due from broker ..................................................................................................... 518,452
Variation margin on futures contracts ....................................................................................... 7,475
Variation margin on centrally cleared swaps .................................................................................. 100,274
Swap premiums paid ................................................................................................... 8,598,008
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 721,635
OTC swaps ........................................................................................................ 4,401,229
Prepaid expenses ..................................................................................................... 114,501
Total assets .........................................................................................................
1,272,131,522
LIABILITIES
Investments sold short, at value — unaffiliated
(d)
................................................................................. 91,375
Investments sold short, at value — affiliated
(e)
................................................................................... 1,098,875
Bank overdraft ........................................................................................................ 15,777,897
Cash received: –
Collateral — OTC derivatives ............................................................................................ 1,879,990
Borrowed bonds, at value
(f)
............................................................................................... 38,527,838
Options written, at value
(g)
................................................................................................ 164,973
Payables: –
Investments purchased ................................................................................................ 39,073,872
Swaps   .......................................................................................................... 1,042,371
Administration fees ................................................................................................... 52,848
Capital shares redeemed ............................................................................................... 8,864,803
Interest expense .................................................................................................... 721,738
Investment advisory fees .............................................................................................. 906,703
Trustees' and Officer's fees ............................................................................................. 17,708
Other affiliate fees ................................................................................................... 3,675
Professional fees .................................................................................................... 168,427
Service and distribution fees ............................................................................................. 56,779
Variation margin on futures contracts ....................................................................................... 604,636
Other accrued expenses ............................................................................................... 549,131
Swap premiums received ................................................................................................ 7,084,635
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,622,265
OTC swaps ........................................................................................................ 5,823,550
Total liabilities ........................................................................................................
129,134,089
NET ASSETS ........................................................................................................
$ 1,142,997,433

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,829,028,123
Accumulated loss ..................................................................................................... (686,030,690)
NET ASSETS ........................................................................................................
$ 1,142,997,433
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,243,834,445
(b)
  Investments, at cost — affiliated .......................................................................................... $ 60,250,400
(c)
  Foreign currency, at cost ............................................................................................... $ 7,115,338
(d)
  Proceeds received from short sales — un affiliated ............................................................................. $ 76,354
(e)
  Proceeds received from short sales — affiliated ............................................................................... $ 1,088,009
(f)
  Proceeds received from borrowed bonds .................................................................................... $ 40,522,296
(g)
  Premiums received .................................................................................................. $ 316,807

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 836,507,491
Shares outstanding ...................................................................................................
97,381,554
Net asset value ......................................................................................................
$ 8.59
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 70,415,154
Shares outstanding ...................................................................................................
8,182,656
Net asset value ......................................................................................................
$ 8.61
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 6,314,959
Shares outstanding ...................................................................................................
737,258
Net asset value ......................................................................................................
$ 8.57
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 229,759,829
Shares outstanding ...................................................................................................
26,734,756
Net asset value ......................................................................................................
$ 8.59
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2023

Financial Statements
See notes to financial statements.
BlackRock Global
Long/Short Credit
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 183,404
Dividends — affiliated ................................................................................................. 1,656,945
Interest — unaffiliated ................................................................................................. 37,169,376
Total investment income .................................................................................................
39,009,725
EXPENSES
Investment advisory .................................................................................................. 6,292,518
Transfer agent — class specific .......................................................................................... 457,903
Administration ..................................................................................................... 271,294
Accounting services .................................................................................................. 242,638
Service and distribution — class specific .................................................................................... 168,533
Professional ....................................................................................................... 122,645
Administration — class specific .......................................................................................... 100,956
Registration ....................................................................................................... 78,992
Custodian ......................................................................................................... 71,578
Printing and postage ................................................................................................. 11,374
Trustees and Officer .................................................................................................. 9,222
Miscellaneous ...................................................................................................... 85,822
Total expenses excluding dividend expense, and interest expense .....................................................................
7,913,475
Dividends expense — unaffiliated ......................................................................................... 27,931
Dividends expense — affiliated .......................................................................................... 125,282
Interest expense .................................................................................................... 1,705,764
Total expenses .......................................................................................................
9,772,452
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (43,434)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (17,740)
Administration fees waived by the Manager — class specific ....................................................................... (8,288)
Total expenses after fees waived and/or reimbursed ..............................................................................
9,702,990
Net investment income ..................................................................................................
29,306,735
REALIZED AND UNREALIZED GAIN (LOSS) $ (31,668,518)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (132,026,738)
Investments — affiliated ............................................................................................. 1,230
Borrowed bonds .................................................................................................. 7,318,753
Forward foreign currency exchange contracts ............................................................................... 22,318,113
Foreign currency transactions ......................................................................................... (2,629,527)
Futures contracts .................................................................................................. 5,561,050
Options written ................................................................................................... 15,657,694
Short sales — unaffiliated ............................................................................................ 460,285
Short sales — affiliated .............................................................................................. (10,304)
Swaps ......................................................................................................... (15,552,039)
A
(98,901,483)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 95,256,968
Borrowed bonds .................................................................................................. (3,332,503)
Forward foreign currency exchange contracts ............................................................................... (30,803,158)
Foreign currency translations .......................................................................................... 853,824
Futures contracts .................................................................................................. 6,145,306
Options written ................................................................................................... (5,156,108)
Short sales — unaffiliated ............................................................................................ 14,450
Short sales — affiliated .............................................................................................. 24,766
Swaps ......................................................................................................... 4,229,420
A
67,232,965
Net realized and unrealized loss ............................................................................................
(31,668,518)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (2,361,783)

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Six Months Ended
01/31/23 (unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 29,306,735  $ 48,221,335
Net realized gain (loss) .............................................................................. (98,901,483) 20,470,365
Net change in unrealized appreciation (depreciation) .......................................................... 67,232,965  (182,231,749)
Net decrease in net assets resulting from operations ............................................................ (2,361,783) (113,540,049)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (66,995,894) (45,186,861)
Investor A ..................................................................................... (5,315,056) (3,089,685)
Investor C ..................................................................................... (433,580) (347,824)
Class K ....................................................................................... (20,255,590) (10,375,706)
Decrease in net assets resulting from distributions to shareholders ................................................... (93,000,120) (59,000,076)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (303,471,382) 107,073,742
NET ASSETS
Total decrease in net assets ............................................................................ (398,833,285) (65,466,383)
Beginning of period .................................................................................. 1,541,830,718  1,607,297,101
End of period ......................................................................................
$ 1,142,997,433  $ 1,541,830,718
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 9.26  $ 10.25  $ 9.78  $ 10.05  $ 10.36  $ 10.36
Net investment income
(a)
......................
0.20  0.28  0.38  0.37  0.37  0.33
Net realized and unrealized gain (loss) .............
(0.17) (0.92) 0.48  (0.27) (0.10) (0.21)
Net increase (decrease) from investment operations ..... 0.03  (0.64) 0.86  0.10  0.27  0.12
Distributions from net investment income
(b)
......... (0.70) (0.35) (0.39) (0.37) (0.58) (0.12)
Net asset value, end of period ................... $ 8.59  $ 9.26  $ 10.25  $ 9.78  $ 10.05  $ 10.36
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.42%
(d)
(6.42)% 8.95% 0.96%
(e)
2.83%
(e)
1.16%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.44%
(g)
1.34% 1.46% 1.85% 2.03% 2.00%
Total expenses after fees waived and/or reimbursed .....
1.43%
(g)
1.33% 1.45% 1.85% 2.01% 1.98%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expense s on short sales ...................
1.15%
(g)
1.12% 1.09% 1.12% 1.07% 1.05%
Net investment income ........................
4.37%
(g)
2.89% 3.80% 3.74% 3.67% 3.21%
Supplemental Data
Net assets, end of period (000) ................... $ 836,507  $ 1,077,774  $ 1,202,628  $ 1,223,282  $ 1,747,346  $ 2,305,172
Portfolio turnover rate .......................... 69% 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 9.24  $ 10.24  $ 9.76  $ 10.03  $ 10.33  $ 10.31
Net investment income
(a)
......................
0.18  0.26  0.35  0.34  0.34  0.31
Net realized and unrealized gain (loss) .............
(0.15) (0.93) 0.49  (0.27) (0.10) (0.23)
Net increase (decrease) from investment operations ..... 0.03  (0.67) 0.84  0.07  0.24  0.08
Distributions from net investment income
(b)
......... (0.66) (0.33) (0.36) (0.34) (0.54) (0.06)
Net asset value, end of period ................... $ 8.61  $ 9.24  $ 10.24  $ 9.76  $ 10.03  $ 10.33
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.42%
(d)
(6.75)% 8.69% 0.69%
(e)
2.60%
(e)
0.81%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.73%
(g)
1.61% 1.73% 2.10% 2.29%
(h)
2.25%
Total expenses after fees waived and/or reimbursed .....
1.68%
(g)
1.60% 1.72% 2.10% 2.27% 2.24%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ...................
1.40%
(g)
1.39% 1.36% 1.37% 1.33% 1.31%
Net investment income ........................
4.03%
(g)
2.70% 3.53% 3.49% 3.43% 2.99%
Supplemental Data
Net assets, end of period (000) ................... $ 70,415  $ 136,073  $ 86,176  $ 101,727  $ 117,093  $ 168,471
Portfolio turnover rate .......................... 69% 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expense ratio would have been 2.28%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor C
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period .............
$ 9.14  $ 10.09  $ 9.58  $ 9.82  $ 10.12  $ 10.10
Net investment income
(a)
.....................
0.15  0.18  0.27  0.27  0.26  0.23
Net realized and unrealized gain (loss) ............
(0.16) (0.91) 0.47  (0.26) (0.10) (0.21)
Net increase (decrease) from investment operations .... (0.01) (0.73) 0.74  0.01  0.16  0.02
Distributions from net investment income
(b)
........ (0.56) (0.22) (0.23) (0.25) (0.46) —
Net asset value, end of period .................. $ 8.57  $ 9.14  $ 10.09  $ 9.58  $ 9.82  $ 10.12
Total Return
(c)
— — — — — —
Based on net asset value ...................... (0.02)%
(d)
(7.37)% 7.75% 0.03%
(e)
1.72%
(e)
0.20%
(e)
Ratios to Average Net Assets
(f)
Total expenses .............................
2.48%
(g)
2.37% 2.50% 2.86% 3.05%
(h)
3.02%
Total expenses after fees waived and/or reimbursed ....
2.43%
(g)
2.36% 2.49% 2.86% 3.03% 3.01%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ..................
2.15%
(g)
2.15% 2.13% 2.13% 2.09% 2.08%
Net investment income .......................
3.36%
(g)
1.88% 2.71% 2.75% 2.65% 2.25%
Supplemental Data
Net assets, end of period (000) .................. $ 6,315  $ 9,827  $ 18,771  $ 29,291  $ 68,930  $ 100,645
Portfolio turnover rate ......................... 69% 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Long/Short Credit Fund
Class K
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 9.27  $ 10.26  $ 9.79  $ 10.06  $ 10.37  $ 10.37
Net investment income
(a)
......................
0.20  0.29  0.39  0.38  0.38  0.35
Net realized and unrealized gain (loss) .............
(0.18) (0.92) 0.48  (0.27) (0.11) (0.21)
Net increase (decrease) from investment operations ..... 0.02  (0.63) 0.87  0.11  0.27  0.14
Distributions from net investment income
(b)
......... (0.70) (0.36) (0.40) (0.38) (0.58) (0.14)
Net asset value, end of period ................... $ 8.59  $ 9.27  $ 10.26  $ 9.79  $ 10.06  $ 10.37
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.41%
(d)
(6.35)% 9.02% 1.04%
(e)
2.91%
(e)
1.34%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.36%
(g)
1.26% 1.39% 1.77% 1.96% 1.94%
Total expenses after fees waived and/or reimbursed .....
1.35%
(g)
1.26% 1.38% 1.76% 1.94% 1.93%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales ...................
1.07%
(g)
1.05% 1.02% 1.04% 1.00% 0.99%
Net investment income ........................
4.45%
(g)
2.97% 3.85% 3.85% 3.75% 3.33%
Supplemental Data
Net assets, end of period (000) ................... $ 229,760  $ 318,157  $ 299,722  $ 399,165  $ 1,104,061  $ 1,323,371
Portfolio turnover rate .......................... 69% 149% 156% 232% 226% 185%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized its ability to temporarily borrow from that custodian for operational purposes. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of January 31, 2023 , the Fund had outstanding commitments of $434,860. These commitments are not included in the net assets of the Fund as of January 31, 2023 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended January 31, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were $167,302 and 4.72%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities.  Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash
Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued
Interest
Cash
Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
BlackRock Global Long/Short Credit Fund
Barclays Bank plc .............. $ 18,301,884 $ (18, 981 , 47 1) $ ( 679 , 58 7) $ — $ — $ — $ 644,000 $ 644,000 $ (35 , 587)
Barclays Capital, Inc. ............ 217,980 (210,478) 7,502 — — — — — 7,502
BNP Paribas SA ............... 5,736,932 (5,818,486) (81,554) — — — — — (81,554)
Goldman Sachs International ....... 1,580,544 (1,605,155) (24,611) — — — — — (24,611)
J.P. Morgan Securities LLC ........ 353,805 (348,406) 5,399 — — — — — 5,399
J.P. Morgan Securities plc ......... 4,785,173 (4,791,499) (6,326) — — — — — (6,326)
Merrill Lynch International ......... 1,584,180 (1,647,583) (63,403) — — — — — (63,403)
Nomura Securities International, Inc. .. 1,250,438 (1,248,069) 2,369 — — — — — 2,369
RBC Capital Markets LLC ......... 3,010,230 (3,115,638) (105,408) — — — — — (105,408)
RBC Europe Ltd. ............... 1,452,965 (1,482,791) (29,826) — — — — — (29,826)
$ 38,274,131 $ (3 9 , 249 , 57 6) $ ( 975 , 445 ) $ — $ — $ — $ 644,000 $ 644,000 $ ( 331 , 44 5 )
...........................................
(a) Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b) Includes accrued interest on borrowed bonds in the amount of $721,738 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c) Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the
Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the six months ended January 31, 2023, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-
transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 128,869
Investor C ........................................................................................................ 39,664
$ 168,533
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 71,691 $ 7,732 $ 595 $ 20,938 $ 100,956
Institutional ............................................................................................................. $ 435

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  January 31, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $29 .
For the six months ended January 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 202 4 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
January 31, 2023, the amount waived was $43,434.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2023, class specific expense waivers and/ or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional Investor A Investor C Class K Total
Amount ............................................................ $ 1,373 $ 501 $ 412 $ 297 $ 2,583
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 389,705 $ 62,328 $ 4,892 $ 978 $ 457,903
Fund Name Investor A Investor C
BlackRock Global Long/Short Credit Fund ............................................................................. $ 23,841 $ 2,779
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1.20% 1.40% 2.15% 1.15%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Investor A ..................................................................................... $ 7,714 $ 16,35 6
Investor C ..................................................................................... 574 1,384
$ 8,288 $ 17,74 0

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2023, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2023, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were $761,687,043 and
$1,007,478,619, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of July 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $428,257,330.
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Purchases ............................................................................................................... $ 1,162,257
Sales ................................................................................................................... 7,463,606
Net Realized Loss .......................................................................................................... (509,614)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 1,31 0 , 73 1, 122 $ 16 , 144 , 090 $ (176,110,982) $ ( 159 , 966 , 892 )

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
22,086,576 $ 197,891,700 57,816,380 $ 571,072,733
Shares issued in reinvestment of distributions ........................
6,464,375 54,430,040 3,348,270 33,114,387
Shares redeemed .........................................
(47,585,179) (425,745,458) (62,089,562) (597,211,870)
(19,034,228) $ (173,423,718) (924,912) $ 6,975,250
Investor A
Shares sold and automatic conversion of shares ......................
1,213,139 $ 11,028,598 9,388,064 $ 91,780,264
Shares issued in reinvestment of distributions ........................
564,634 4,765,509 275,553 2,725,220
Shares redeemed .........................................
(8,314,352) (74,665,098) (3,362,577) (32,660,728)
(6,536,579) $ (58,870,991) 6,301,040 $ 61,844,756
Investor C
Shares sold .............................................
31,141 $ 270,865 145,849 $ 1,439,754
Shares issued in reinvestment of distributions ........................
51,209 430,667 35,116 344,834
Shares redeemed and automatic conversion of shares ..................
(420,482) (3,734,429) (966,171) (9,367,981)
(338,132) $ (3,032,897) (785,206) $ (7,583,393)
Class K
Shares sold .............................................
2,632,014 $ 23,752,803 17,555,604 $ 167,819,896
Shares issued in reinvestment of distributions ........................
343,658 2,897,041 167,164 1,653,256
Shares redeemed .........................................
(10,571,683) (94,793,620) (12,611,383) (123,636,023)
(7,596,011) $ (68,143,776) 5,111,385 $ 45,837,129
(33,504,950) $ (303,471,382) 9,702,307 $ 107,073,742

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds IV (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Global Long/Short Credit Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30,
2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CSGLSCMT-1/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: March 24, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: March 24, 2023